                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                     JOINT
                            COVER PAGE OF FORM N-1A
                                      FOR
                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.
                      SELECTED CAPITAL PRESERVATION TRUST

                         SELECTED AMERICAN SHARES, INC.
        POST-EFFECTIVE AMENDMENT NO. 80 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-10699
                                      AND
           AMENDMENT NO. 28 UNDER THE INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-51


                         SELECTED SPECIAL SHARES, INC.
        POST-EFFECTIVE AMENDMENT NO. 53 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-27514
                                      AND
            AMENDMENT NO. 29 UNDER THE INVESTMENT COMPANY ACT OF 194
                           REGISTRATION NO. 811-1550

                      SELECTED CAPITAL PRESERVATION TRUST
        POST-EFFECTIVE AMENDMENT NO. 22 UNDER THE SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT NO. 33-15807
                                      AND
           AMENDMENT NO. 24 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-5240

                             124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                (1-505-820-3000)

   Agents For Service:     Thomas D. Tays, Esq.
                           Davis Selected Advisers, L.P.
                           124 East Marcy Street
                           Santa Fe, New Mexico  87501
                           1-505-820-3055

                                      -or-

                           Sheldon R. Stein, Esq.
                           D'Ancona & Pflaum
                           30 North LaSalle Street
                           Suite 2900
                           Chicago, Illinois  60602
                           (1-312-580-2014)

   It is proposed that this filing will become effective:
      [ ] Immediately upon filing pursuant to paragraph (b)
      [ ] On             , pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [X] On  May 1, 1999, pursuant to paragraph (a) of Rule 485
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] On             , pursuant to paragraph (a)(2) of Rule 485

   Title of Securities being Registered:  Common Stock of:

                           (1)  SELECTED AMERICAN SHARES FUND
                           (2)  SELECTED SPECIAL SHARES FUND

                        Shares of Beneficial Interest of
                        --------------------------------

                           (1)  SELECTED U.S. GOVERNMENT INCOME FUND
                           (2)  SELECTED DAILY GOVERNMENT FUND

                             CROSS REFERENCE SHEET
                             ---------------------
   N-1A
   ITEM NO.           PART A CAPTION OR PLACEMENT:  JOINT PROSPECTUS
   --------           ---------------------------------------------------------
                      (Shares of Selected  American Shares Fund, Selected
                      Special Shares Fund,  Selected U.S. Government Income
                      Fund, and Selected Daily Government Fund are offered though a single joint prospectus)

     1.                 Front and Back Cover pages
     2.                 Overview of Each Selected Fund:
                        Investment Objective and Strategy
                        Determining if this Fund is Right for You
                        Principal Risks
                        Past Performance
     3.                 Fees and Expenses of the Fund
     4.                 How We Manage Selected Funds
     5.                 1998 Annual Report
     6.                 Who is Responsible for Your Selected Account
     7.                 Once You Invest in the Selected Funds
     8.                 How to Open an Account

     9.                 How to Buy, Sell and Exchange Shares
     10.                Once You Invest in the Selected Funds
     11.                Financial Highlights


   N-1A
   ITEM NO.             PART B CAPTION OR PLACEMENT:
   --------             ----------------------------
                        STATEMENT OF ADDITIONAL INFORMATION
                        -----------------------------------

      12.               Cover Page
      13.               Organization of the Company
      14.               Portfolio Securities
      15.               Other Investment Practices
      16.               Investment Restrictions
      17.               Directors and Officers
      18.               Directors Compensation Table
      19.               Certain Shareholders of the Fund
      20.               Investment Advisory Services
      21.               Distribution of Company Shares
      22.               Other Important Service Providers
      23.               Portfolio Transactions
      24.               Organization of the Company
      25.               Purchase of Shares
      26.               Special Services
      27.               Exchange of Shares
      28.               Redemption of Shares
      29.               Federal Income Taxes
      30.               Distribution of Company Shares
      31.               Performance Data
      32.               1998 Annual Report

[COVER PAGE]


SELECTED AMERICAN SHARES FUND
SELECTED SPECIAL SHARES FUND
SELECTED U.S. GOVERNMENT INCOME FUND
SELECTED DAILY GOVERNMENT FUND

Prospectus and Application Form


May 1, 1999


The Securities and Exchange Commission has not approved or disapproved of these securities. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


(Selected Funds logo)

(SELECTED FUNDS TAG LINE)

TABLE OF CONTENTS

Overview of each Selected Fund
         Selected American Shares Fund
         Selected Special Shares Fund
         Selected U.S. Government Income Fund
         Selected Daily Government Fund
                  Investment Objective and Strategy
                  Determining if this Fund is Right for You
                  Principal Risks
                  Past Performance
                  Fees and Expenses of the Fund
                  Financial Highlights

Who Is Responsible for Your Selected Account

How We Manage Selected Funds

Once You Invest in the Selected Funds

How to Open an Account

How to Buy, Sell and Exchange Shares

Other Fund Documents

OVERVIEW OF SELECTED AMERICAN SHARES FUND

INVESTMENT OBJECTIVE AND STRATEGY

Selected American Shares Fund's investment objective is to achieve both capital growth and income. In the current market environment, we expect that current income will be low.

The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

Davis Selected Advisers, L.P. serves as investment adviser for Selected American Shares Fund and manages its investment portfolio. The portfolio managers use the Davis investment philosophy to select common stocks of quality overlooked growth companies at value prices and to hold them for the long term. We look for companies with sustainable growth rates that are selling at modest price-to-earnings multiples, hoping that the multiples will expand as other investors recognize the companies' true worth. We believe that companies with sustainable growth rates and gradually expanding price-to-earnings multiples can generate better returns for investors than large capitalization domestic stocks generally.

You can find more detailed information about the types of securities that the Fund buys in the section called HOW WE MANAGE SELECTED FUNDS.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:
o      You are seeking long-term growth of capital and some current income. You
o      are more comfortable with established, well-known companies. You are
o      investing for the long term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF:
o      You are worried about the possibility of sharp price swings and dramatic
o market declines. You are interested in earning significant current income.
o      You are investing for the short term (less than five years).


PRINCIPAL RISKS

If you buy shares of Selected American Shares Fund, you may lose some or all of the money that you invest. This section describes what we think are the two most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance.

An investment in Selected American Shares Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE SELECTED FUNDS.

PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in Selected American Shares Fund by showing changes in the Fund's performance from year to year over a 10-year period and by showing how the Fund's average annual returns for one, five and ten years compare to those of the S&P 500(R), a widely recognized unmanaged index of stock performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                         SELECTED AMERICAN SHARES FUND
                   TOTAL RETURN OVER THE LAST 10-YEAR PERIOD
                        (AS OF DECEMBER 31 OF EACH YEAR)


1989     20.08%
1990     (3,90%)
1991     46.37%
1992      5.78%
1993      5.42%
1994     (3.20%)
1995     38.09%
1996     30.74%
1997     37.25%
1998     xx.xx%

BEST QUARTER:     Qxx  'xx, up xx.xx%       WORST QUARTER: Qxx 'xx, down xx.xx%
Year-to-date performance as of 03/31/99*: up x.xx%

*  Not annualized.

                         SELECTED AMERICAN SHARES FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 1998)


----------------------------------------- --------------------- ------------------ ------------------ ------------------
                                             PAST ONE YEAR        PAST 5 YEARS       PAST 10 YEARS        SINCE THE
                                                                                                      ADVISER HAS BEEN
                                                                                                      MANAGING THE FUND
                                                                                                         (05/01/93)
----------------------------------------- --------------------- ------------------ ------------------ ------------------
SELECTED AMERICAN SHARES FUND
----------------------------------------- --------------------- ------------------ ------------------ ------------------
S&P 500 INDEX
----------------------------------------- --------------------- ------------------ ------------------ ------------------


FEES AND EXPENSES OF THE FUND

        FEES YOU MAY PAY AS A SELECTED AMERICAN SHARES FUND SHAREHOLDER
                      (Paid Directly from Your Investment)

-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a         None
percentage of offering price)
-------------------------------------------------------------- ----------------
Maximum Deferred Sales Charge (Load)                           None
-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
                                                               None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------


                         SELECTED AMERICAN SHARES FUND
                         ANNUAL FUND OPERATING EXPENSES
                      FOR THE YEAR ENDED DECEMBER 31, 1998
             (Deducted from Selected American Shares Fund's Assets)

-------------------------------------------------------------- ----------------
Management Fees                                                0.xx%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      0.xx%
-------------------------------------------------------------- ----------------
Other Expenses                                                 0.xx%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses                                0.xx%
-------------------------------------------------------------- ----------------


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs--based on these assumptions--would be:


------------------------------ ------------------ --------------------- ------------------ -------------------
                                    1 YEAR              3 YEARS              5 YEARS            10 YEARS
------------------------------ ------------------ --------------------- ------------------ -------------------
                                      Xx                   xx                  xx                  xx
------------------------------ ------------------ --------------------- ------------------ -------------------


FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Selected American Shares Fund for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG LLP has audited the information for fiscal year 1998. KPMG LLP's report, along with the Fund's financial statements, is included in Selected Funds' annual report, which is available by request. Another firm audited the information for the previous fiscal years.



Insert financial highlights

OVERVIEW OF SELECTED SPECIAL SHARES FUND

INVESTMENT OBJECTIVE AND STRATEGY

Selected Special Shares Fund's investment objective is capital growth. The Fund invests primarily in common stock of U.S. companies with market capitalizations of less than $5 billion.

Bramwell Capital Management, Inc. serves as sub-adviser for Selected Special Shares Fund and manages its investment portfolio. The portfolio manager selects small and medium companies that she believes have growth potential. Primarily, these are companies that:
o   Are enjoying rapidly expanding demand in their existing markets.
o   Are expanding into new markets.
o   are [regularly] [actively] developing or introducing new products.
o   Have opportunities to improve returns on sales and investments.


DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:
o  You are seeking long-term growth of capital.
o  You prefer to invest in small and medium capitalization growth companies.
o You are willing to accept higher risk for the opportunity to pursue higher returns.
o  You are investing for the long term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF:
o You are worried about the possibility of sharp price swings and dramatic market declines.
o  You are interested in earning current income.
o  You prefer to invest in larger, more established companies.
o  You are investing for the short term (less than five years).


PRINCIPAL RISKS

If you buy shares of Selected Special Shares Fund, you may lose some or all of the money that you invest. This section describes what we think are the two most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Investing in small and medium capitalization companies may be more risky than investing in large capitalization companies, and the share prices of smaller capitalization companies may be more volatile.

An investment in Selected Special Shares Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in Selected Special Shares Fund by showing changes in the Fund's performance from year to year over a 10-year period and by showing how the Fund's average annual returns for one year, five years, ten years, and since inception compare to those of the S&P 500(R), a widely recognized unmanaged index of stock performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                          SELECTED SPECIAL SHARES FUND
                   TOTAL RETURN OVER THE LAST 10-YEAR PERIOD
                        (AS OF DECEMBER 31 OF EACH YEAR)


1989                       28.91%
1990                       (6.87%)
1991                       25.53%
1992                        8.43%
1993                       10.81%
1994                       (2.56%)
1995                       34.24%
1996                       11.86%
1997                       26.91%
1998                          xx%

BEST QUARTER: Qxx 'xx, up xx.xx% WORST QUARTER: Qxx 'xx, down xx.xx% Year-to-date performance as of 03/31/99*: up x.xx%

*  Not annualized.

                          SELECTED SPECIAL SHARES FUND

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 1998)


----------------------------------------- --------------------- ------------------ ------------------ ------------------
                                             PAST ONE YEAR        PAST 5 YEARS       PAST 10 YEARS        SINCE THE
                                                                                                      ADVISER HAS BEEN
                                                                                                      MANAGING THE FUND
                                                                                                         (05/01/93)
----------------------------------------- --------------------- ------------------ ------------------ ------------------
SELECTED SPECIAL  SHARES FUND
----------------------------------------- --------------------- ------------------ ------------------ ------------------
S&P 500 INDEX
----------------------------------------- --------------------- ------------------ ------------------ ------------------



FEES AND EXPENSES OF THE FUND

         FEES YOU MAY PAY AS A SELECTED SPECIAL SHARES FUND SHAREHOLDER
                      (Paid Directly from Your Investment)

-------------------------------------------------------------- ----------------

-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a         None
percentage of offering price)
-------------------------------------------------------------- ----------------
Maximum Deferred Sales Charge (Load)                           None
-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------


                          SELECTED SPECIAL SHARES FUND
                         ANNUAL FUND OPERATING EXPENSES
                      FOR THE YEAR ENDED DECEMBER 31, 1998
             (Deducted from Selected Special Shares Fund's Assets)

-------------------------------------------------------------- ----------------
Management Fees                                                Xx%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      Xx%
-------------------------------------------------------------- ----------------
Other Expenses                                                 Xx%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses                                Xx%
-------------------------------------------------------------- ----------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Selected Special Shares Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Selected Special Shares Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Selected Special Shares Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs--based on these assumptions--would be:


------------------------------ ------------------ --------------------- ------------------ -------------------
                                    1 YEAR              3 YEARS              5 YEARS            10 YEARS
------------------------------ ------------------ --------------------- ------------------ -------------------
                                     $xxx                 $xxx                $xxx                $xxx
------------------------------ ------------------ --------------------- ------------------ -------------------


FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Selected Special Shares Fund for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG LLP has audited the information for fiscal year 1998. KPMG LLP's report, along with the Fund's financial statements, is included in Selected Funds' annual report, which is available by request. Another firm audited the information for the previous fiscal years.

Insert financial highlights

OVERVIEW OF SELECTED U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGY

Selected U.S. Government Income Fund's investment objective is to obtain current income consistent with preservation of capital by investing primarily in U.S. Government Securities. The Fund does not attempt to generate the highest possible current yield for its investors. Instead, we try to deliver competitive results with less risk or volatility than our competitors.

There are two basic types of U.S. Government Securities: direct obligations of the U.S. Treasury, and obligations issued or guaranteed by an agency or instrumentality of the U.S. Government. U.S. Government Securities all represent debt obligations (unlike equity securities, which represent ownership of the issuer).

Obligations that the U.S. Treasury issues or guarantees are generally considered to offer the highest credit quality available in any security. Many securities issued by government agencies are not fully guaranteed by the U.S. Government, and in unusual circumstances may present credit risk.

Selected U.S. Government Income Fund's portfolio often contains a significant percentage of mortgage-backed securities and collateralized mortgage obligations.

o A "mortgage-backed security" represents ownership of a pool of mortgage loans. As the mortgages are paid off, a portion of the principal and interest payments are passed through to the owners of the securities.

o A "collateralized mortgage obligation" is a debt security that is secured by a pool of mortgages, mortgage-backed securities, U.S. Government Securities, or corporate debt obligations.

Selected U.S. Government Income Fund only buys mortgage-backed securities and collateralized mortgage obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Selected U.S. Government Income Fund typically holds many different types of U.S. Government Securities with varying features. We try to buy securities with a range of maturity dates, interest rates and call (prepayment) provisions. By diversifying among these features, the Fund seeks to capture both the higher yield of long-term securities and the flexibility of short-term securities.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:

o  You are seeking current income.
o  You are most comfortable investing in high quality Government Securities.
o  You want to diversify a common stock portfolio.
o  You are investing for at least three years.

YOU SHOULD NOT INVEST IN THIS FUND IF:

o  You cannot accept even moderate price swings or market declines.
o  You are investing for less than three years.


PRINCIPAL RISKS

Selected U.S. Government Income Fund principally holds high quality debt securities, which pose very little credit risk. However, an investment in the Fund is susceptible to interest rate risk. There are two principal ways that changes in interest rates affect the U.S. Government Securities:

o PRICE VOLATILITY RISK. Most U.S. Government Securities pay a fixed interest rate. When market rates increase, the value and price of fixed-rate securities usually decline. When interest rates are falling, the value and price of fixed-rate securities usually increase. As a result, an increase in market rates should reduce the value of the Fund's portfolio and a decrease in rates should have the opposite effect.

o EXTENSION AND PREPAYMENT RISK. Market prices of mortgage-backed securities and collateralized mortgage obligations will fluctuate when borrowers change the pace at which they prepay the underlying mortgages. Changes in market interest rates influence borrowers' prepayment decisions. Rising interest rates cause "extension risk"; borrowers are more likely to maintain their existing mortgages until they come due instead of choosing to prepay them. Falling interest rates cause "prepayment risk"; borrowers are more likely to prepay their mortgages so that they can refinance at a lower rate. A government agency that has the right to "call" (prepay) a fixed-rate security may respond to interest rate changes in the same way.

     The pace at which borrowers prepay their obligations affects the yield and the cash flow to holders of securities tied to those obligations. These changes in yield and cash flow affect the market value and price of those securities.

An investment in Selected U.S. Government Income Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in Selected U.S. Government Income Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for one year, five years, ten years, and since inception compare to those of the Lehman Brothers Intermediate Term U.S. Treasury Securities Index, a recognized unmanaged index of Government Securities performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                      SELECTED U.S. GOVERNMENT INCOME FUND
                   TOTAL RETURN OVER THE LAST 10-YEAR PERIOD
                        (AS OF DECEMBER 31 OF EACH YEAR)


1989                         8.47%
1990                         8.53%
1991                        13.46%
1992                         5.11%
1993                         7.99%
1994                        (2.71%)
1995                        15.97%
1996                         2.85%
1997                         7.32%
1998                        xx.xx%

BEST QUARTER: Qxx 'xx, up xx.xx% WORST QUARTER: Qxx 'xx, down xx.xx% Year-to-date performance as of 03/31/99*: up x.xx%

*  Not annualized.

                      SELECTED U.S. GOVERNMENT INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 1998)


----------------------------------------- --------------------- ------------------ ------------------ ------------------
                                             PAST ONE YEAR        PAST 5 YEARS       PAST 10 YEARS        SINCE THE
                                                                                                      ADVISER HAS BEEN
                                                                                                      MANAGING THE FUND
----------------------------------------- --------------------- ------------------ ------------------ ------------------


                                      15

----------------------------------------- --------------------- ------------------ ------------------ ------------------
                                                                                                         (05/01/93)
----------------------------------------- --------------------- ------------------ ------------------ ------------------
SELECTED AMERICAN SHARES FUND
----------------------------------------- --------------------- ------------------ ------------------ ------------------
LEHMAN BROTHERS INTERMEDIATE TERM U.S.
TREASURY SECURITIES INDEX
----------------------------------------- --------------------- ------------------ ------------------ ------------------



                                30-DAY SEC YIELD

30-day SEC yield measures income earned by a mutual fund. All mutual funds are required to use identical formulas to calculate their 30-day SEC yield, which gives investors a convenient way to compare fund results. To calculate 30-day SEC yield, a mutual fund divides its annualized net investment income per share earned during a prescribed 30-day period by the maximum offering price per share on the last day of the period.

As of March 31, 1999, the Fund's 30-day SEC yield was xx%. You can obtain Selected U.S. Government Income Fund's most recent 30-day SEC yield by calling us toll-free at 1-800-243-1575, Monday through Friday, 7 a.m. to 4 p.m. Mountain Time.


FEES AND EXPENSES OF THE FUND

     FEES YOU MAY PAY AS A SELECTED U.S. GOVERNMENT INCOME FUND SHAREHOLDER
                      (Paid Directly from Your Investment)

-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a         None
percentage of offering price)
-------------------------------------------------------------- ----------------
Maximum Deferred Sales Charge (Load)                           None
-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------

[SEE COMMENT ABOVE]

                      SELECTED U.S. GOVERNMENT INCOME FUND
                         ANNUAL FUND OPERATING EXPENSES
                      FOR THE YEAR ENDED DECEMBER 31, 1998
         (Deducted from Selected U.S. Government Income Fund's Assets)

-------------------------------------------------------------- ----------------
Management Fees                                                Xx%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      Xx%
-------------------------------------------------------------- ----------------
Other Expenses                                                 Xx%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses                                Xx%
-------------------------------------------------------------- ----------------



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Selected U.S. Government Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Selected U.S. Government Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Selected U.S. Government Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs--based on these assumptions--would be:


------------------------------ ------------------ --------------------- ------------------ -------------------
                                    1 YEAR              3 YEARS              5 YEARS            10 YEARS
------------------------------ ------------------ --------------------- ------------------ -------------------
                                     $xxx                 $xxx                $xxx                $xxx
------------------------------ ------------------ --------------------- ------------------ -------------------


FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Selected U.S. Government Income Fund for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG LLP has audited the information for fiscal year 1998. KPMG LLP's report, along with the Fund's financial statements, is included in Selected Funds' annual report, which is available by request. Another firm audited the information for the previous fiscal years.

Insert financial highlights

OVERVIEW OF SELECTED DAILY GOVERNMENT FUND

INVESTMENT OBJECTIVE AND STRATEGY

Selected Daily Government Fund is a money market fund. Its investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Government Securities and repurchase agreements secured by U.S. Government Securities.

U.S. Government Securities represent debt obligations (unlike equity securities, which represent ownership of the issuer). There are two basic types of U.S. Government Securities: direct obligations of the U.S. Treasury, and obligations issued or guaranteed by an agency or instrumentality of the U.S. Government. Selected Daily Government Fund favors securities issued or guaranteed by U.S. Government agencies because those securities typically pay a higher rate than securities issued or guaranteed directly by the U.S. Treasury.

A "repurchase agreement" is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time--at a higher price that incorporates an "interest payment." Selected Daily Government Fund only enters into repurchase agreements when the underlying securities are U.S. Government Securities.

We maintain liquidity and preserve capital by carefully monitoring the maturity of the Fund's investments. Our portfolio has a dollar-weighted average maturity of 90 days or less.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF:
o  You are seeking current income.
o  You are most comfortable investing in high quality U.S. Government
   Securities.
o  You want a safe haven in times of market turmoil.
o  You want easy access to your money.

YOU SHOULD NOT INVEST IN THIS FUND IF:
o  You need a high total return to achieve your investment goals.
o  Your primary investment goal is capital growth.

PRINCIPAL RISKS

Because Selected Daily Government Fund invests exclusively in short-term U.S. Government Securities, it incurs a minimum of interest rate or credit risk. U.S. Government Securities are among the safest investments you can make, and are an excellent means of preserving principal. However, there is always some risk that the issuer of a security held by the Fund will fail to make a payment when it is due. Some of the agency-issued securities in the Fund's portfolio are not fully guaranteed by the U.S. Government, and in unusual circumstances may present credit risk.

The primary risk of investing in Selected Daily Government Fund is that the Fund's dividends to its investors are not stable. When interest rates increase, the Fund's dividends typically increase. When interest rates decrease, the Fund's dividends typically decrease.

Although Selected Daily Government Fund seeks to preserve the value of your investment at $1.00 per share, investors can lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The bar chart and the table below provide an indication of the risks of investing in Selected Daily Government Fund by showing changes in the Fund's performance from year to year for the past ten years and by presenting the Fund's average annual returns for one year, five years, and ten years. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                         SELECTED DAILY GOVERNMENT FUND
                   TOTAL RETURN OVER THE LAST 10-YEAR PERIOD
                        (AS OF DECEMBER 31 OF EACH YEAR)

1989                                8.63%
1990                                7.66%
1991                                5.51%
1992                                3.07%
1993                                2.34%
1994                                3.51%
1995                                5.23%
1996                                4.70%
1997                                4.91%
1998                                  xx%

BEST QUARTER: Qxx 'xx, up xx.xx% WORST QUARTER: Qxx 'xx, down xx.xx% Year-to-date performance as of 03/31/99*: up x.xx%

*  Not annualized.


----------------------------------------- --------------------- ------------------ ------------------ ------------------
                                             PAST ONE YEAR        PAST 5 YEARS       PAST 10 YEARS
----------------------------------------- --------------------- ------------------ ------------------ ------------------

----------------------------------------- --------------------- ------------------ ------------------ ------------------

----------------------------------------- --------------------- ------------------ ------------------ ------------------

                         SELECTED DAILY GOVERNMENT FUND
                                7-DAY SEC YIELD
                             (AS OF MARCH 31, 1999)

7-DAY SEC YIELD   X.XX

You can obtain Selected Daily Government Fund's most recent 7-day SEC yield by calling us toll-free at 1-800-243-1575, Monday through Friday, 7 a.m. to 4 p.m. Mountain Time.


FEES AND EXPENSES OF THE FUND

        FEES YOU MAY PAY AS A SELECTED DAILY GOVERNMENT FUND SHAREHOLDER
                      (Paid Directly from Your Investment)

-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a         None
percentage of offering price)
-------------------------------------------------------------- ----------------
Maximum Deferred Sales Charge (Load)                           None
-------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------


                         SELECTED DAILY GOVERNMENT FUND
                         ANNUAL FUND OPERATING EXPENSES
                      FOR THE YEAR ENDED DECEMBER 31, 1998
            (Deducted from Selected Daily Government Fund's Assets)

-------------------------------------------------------------- ----------------
Management Fees                                                Xx%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      None
-------------------------------------------------------------- ----------------
Other Expenses                                                 Xx%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses                                Xx%
-------------------------------------------------------------- ----------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Selected Daily Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Selected Daily Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Selected Daily Government Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs--based on these assumptions--would be:


------------------------------ ------------------ --------------------- ------------------ -------------------
                                    1 YEAR              3 YEARS              5 YEARS            10 YEARS
------------------------------ ------------------ --------------------- ------------------ -------------------
                                     $xxx                 $xxx                $xxx                $xxx
------------------------------ ------------------ --------------------- ------------------ -------------------

FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Selected U.S. Daily Government Fund for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG LLP has audited the information for fiscal year 1998. KPMG LLP's report, along with the Fund's financial statements, is included in Selected Funds' annual report, which is available by request. Another firm audited the information for the previous fiscal years.

Insert financial highlights

WHO IS RESPONSIBLE FOR YOUR SELECTED ACCOUNT

A number of entities provide services to Selected Funds. This section shows how each Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of each Fund is provided in Selected Funds' Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.


INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers"
124 East Marcy Street
Santa Fe, NM 87501
o Provides daily portfolio management for Selected American Shares Fund, Selected U.S. Government Income Fund, and Selected Daily Government Fund.
o   Oversees services provided by the sub-advisers.
o Serves as investment adviser and manages the business affairs of each of the Selected Funds, other mutual funds, and other institutional clients.
o   Annual Adviser Fee for the year ended December 31, 1997 (based on average
    net assets):     Selected American Shares Fund:                  0.xx%
                     Selected Special Shares Fund:                   0.xx%
                     Selected U.S. Government Income Fund:           0.xx%
                     Selected Daily Government Fund:                 0.xx%


INVESTMENT SUB-ADVISERS

BRAMWELL CAPITAL MANAGEMENT, INC.
Referred to throughout this prospectus as "Bramwell Capital Management" 745 Fifth Avenue
New York, NY 10151
o   Provides daily portfolio management for Selected Special Shares Fund.
o Serves as investment adviser for the Bramwell Funds, Inc. and other institutional clients.
o   Annual Fee: Davis Selected Advisers pays the fee, not Selected Funds.

DAVIS SELECTED ADVISERS-NY, INC.
609 Fifth Avenue
New York, NY 10017
o Performs investment management and research services for each of the Selected Funds and other institutional clients.
o   Wholly owned subsidiary of Davis Selected Advisers.
o   Annual Fee: Davis Selected Advisers pays the fee, not Selected Funds.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Also referred to as "State Street Bank and Trust"
PO Box 8243
Boston, MA 02266-8243
o   Prices each Selected Fund daily.
o   Holds share certificates and other assets of each Selected Fund.
o   Maintains records of shareholders.
o   Issues and cancels share certificates.
o   Supervises the payment of dividends.


BOARD OF DIRECTORS

Selected Funds' Board of Directors has general supervisory responsibilities of Selected Funds and supervises the investment adviser's duties.


DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501
o   Oversees purchases of shares and promotional activities for Selected
    Funds.
o   Wholly owned subsidiary of Davis Selected Advisers.
o   Serves as distributor for other mutual funds managed by Davis Selected
    Advisers.


FOUNDER AND CHIEF INVESTMENT OFFICER OF THE ADVISER

SHELBY M.C. DAVIS
Responsibilities:
o   Chief Investment Officer of Davis Selected Advisers.
o   President of each Selected Fund.

Other Experience:

o Portfolio Manager of Selected American Shares Fund from May 1993 until February 1997.
o Portfolio Manager of another fund managed by Davis Selected Advisers from its inception in 1969 until February 1997.

PORTFOLIO MANAGERS

FOR SELECTED AMERICAN SHARES FUND
CHRISTOPHER C. DAVIS

Responsibilities:
o   Portfolio Manager or Co-Portfolio Manager of the Fund since December 1994.
o Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis beginning in September 1989.

KENNETH CHARLES FEINBERG

Responsibilities:
o   Co-Portfolio Manager of the Fund since May 1998.
o   Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o   Research analyst at Davis Selected Advisers since December 1994.
o Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

FOR SELECTED SPECIAL SHARES FUND
ELIZABETH R. BRAMWELL

Responsibilities:
o   Portfolio Manager of the Fund since February 1994.
o Also manages or co-manages other equity funds managed by Bramwell Capital Management.

Other Experience:
o President, Chief Investment Officer, Portfolio Manager and a Trustee of Gabelli Growth Fund from its inception in April 1987 until February 1994.

FOR SELECTED U.S. GOVERNMENT INCOME FUND
AND SELECTED DAILY GOVERNMENT FUND
CAROLYN H. SPOLIDORO

Responsibilities:
o   Portfolio Manager of Selected U.S. Government Income Fund since 1995.
o   Portfolio Manager of Selected Daily Government Fund since 1993.
o   Also manages other fixed income funds advised by Davis Selected Advisers.

Other Experience:
o   Has worked for Davis Selected Advisers since 1985.


[BOXED]:  OUR CODE OF ETHICS

We allow the officers and employees of Selected Funds and their affiliates to buy and sell securities for their own personal accounts. However, in order to do so they must agree to a number of restrictions, listed in our company Code of Ethics.

HOW WE MANAGE SELECTED FUNDS

EQUITY FUNDS:  INVESTMENT PHILOSOPHY

SELECTED AMERICAN SHARES FUND is managed by Davis Selected Advisers using the Davis investment philosophy. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

[SET OFF OR BOXED]

WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.
2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.
3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.
4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.
5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.
6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.
7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.
8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.
9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.
10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

SELECTED SPECIAL SHARES FUND, managed by Bramwell Capital Management, seeks to capitalize on investment opportunities in small and medium capitalization companies. The portfolio manager searches for companies with above average profit growth that are selling at price-to-earnings ratios below the ratios of large capitalization companies. If successful, the Fund's investments may benefit as the small and medium capitalization companies become more seasoned and their price to earnings ratios increase over time to levels paid for large capitalization growth companies.


GOVERNMENT FUNDS:  CONSERVATIVE INVESTING

The two Selected Funds that invest in U.S. Government Securities (Selected U.S. Government Income Fund and Selected Daily Government Fund) do not attempt to generate the highest possible current yield for their investors. Instead, the portfolio manager tries to deliver competitive results with less risk or volatility than our competitors.

OTHER SECURITIES AND INVESTMENT STRATEGIES

There are other securities which Selected Funds may invest in, and investment strategies which the Funds may employ, but they are not principal investment strategies. For example, the equity funds invest primarily in U.S. companies, but may invest portions of their assets in the common stock of foreign companies. Investing in foreign companies provides additional opportunities to own quality overlooked growth companies. Foreign securities can also offer diversification; a fund with foreign investments will not be entirely dependent upon the U.S. economy. However, investing in foreign markets involves additional risks. The Statement of Additional Information discusses these securities and investment strategies.

Each Selected Fund (other than Selected Daily Government Fund) uses short-term investments to earn interest and maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for temporary defensive purposes. In the event our portfolio managers anticipate a market decline, we may reduce our risk by investing in short-term securities until market conditions improve. Unlike common stocks or longer-term Government Securities, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the capital growth component of a Fund's investment objective.


ADDITIONAL RISKS FOR THE FUND: YEAR 2000 AND EURO CONVERSION

Two events could disrupt the way the Selected Funds handle securities trades, pay and receive interest and dividends, price their shares, and offer account services.

EURO CONVERSION. On January 1, 1999, eleven of the fifteen member states of the European Union converted to a common currency, the "euro." As a result, all computer systems that were designed to convert currencies like lira, francs and deutschmarks into dollars are being upgraded to recognize the euro. During the transition, it may be difficult to assign accurate valuations to some of the Funds' securities that are denominated in European currencies.

YEAR 2000. Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated. Any business that relies on a computer, including Davis Selected Advisers, Davis Distributors, and the third parties that provide services to Selected Funds, may be disrupted until its software is updated.

The various entities that provide services to Selected Funds (including the custodian, transfer agent, and distributor) have advised Davis Selected Advisers that they are actively working on changing their computer systems to prepare for the Year 2000 and to accommodate the euro conversion. Although there is no way to ensure that fund administration will not suffer, our service providers advise us that they expect that their systems, and those of other parties they deal with, will continue to operate without significant lapses.

Selected Funds are also at risk if the issuers of the Funds' securities experience difficulties with Year 2000 or euro conversion issues. If a company's business suffers because it has not adequately prepared for these events, the value of that company's securities is likely to decline.

ONCE YOU INVEST IN THE SELECTED FUNDS

This section describes: how your investment is valued, how you earn money on your investment, and how the government may tax these earnings.


HOW YOUR SHARES ARE VALUED

Once you open an account in any Selected Fund, you are entitled to buy and sell shares on any business day. The share price of your investment changes depending on the total value of the fund's investments.

Each business day, we determine the value of the shares of each Selected Fund by adding up the total value of the fund's investments plus other assets (such as cash), subtracting the fund's liabilities, and dividing the result by the total number of fund shares outstanding. This share figure is known as the net asset value (NAV).

Net asset values for all Selected Funds are determined each day the Funds are open for business. A business day is defined as any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

The net asset values of all Selected Fund shares are published daily in the business section of most major newspapers. If you have access to the Internet, you can also check net asset value on our web site (WWW.SELECTEDFUNDS.COM).


[SET OFF]
DISTRIBUTION FEES. Each Selected Fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders. Each Selected Fund pays 0.25% of average annual net assets. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in each Selected Fund:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices.

o Debt securities maturing in 60 days or less are usually valued at amortized (gradually reduced) cost.
o   Longer-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

If any of the Selected Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time that asset prices are determined and the time the Funds' shares are priced will generally not be reflected in the share prices.

The value of securities denominated in foreign currencies and traded in foreign markets will be converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of a fund's shares even if there has not been any change in the foreign currency price of the fund's investments.

Normally, the share price of Selected Daily Government Fund does not fluctuate. However, if there are unusually rapid changes in interest rates that the fund's Board of Directors believes will cause a material deviation between the amortized cost of the fund's debt securities and the market value of those securities, the Board will consider taking temporary action to maintain a fixed price or to prevent material dilution or other unfavorable consequences to fund shareholders. This temporary action could include withholding dividends, paying dividends out of surplus, realizing gains or losses, or using market valuation to calculate net asset value rather than amortized cost.

HOW WE PAY EARNINGS

There are two ways you can receive payments from a Selected Fund:

o DIVIDENDS. Distributions to shareholders of net investment income and short-term capital gains on investments.

o CAPITAL GAINS. Profits received by a fund from the sale of securities held for the long term, which are then distributed to shareholders.

If you would like information about when a particular Selected Fund pays dividends and distributes capital gains, if any, please call 1-800-243-1575.

Unless you choose otherwise, each Selected Fund automatically reinvests your dividends in additional fund shares. You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party or sent to an address other than your address of record.

We also offer a Dividend Diversification Program, which allows you to have your dividends and capital gains reinvested in shares of another Selected Fund.

You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Selected Funds Application Form or on the IRS Form W-9 that your Tax Identification Number is correct and you are not subject to backup withholding. Backup withholding is required for the taxpayers that are subject to back taxes for failure to report all interest and dividends.

If you fail to report a correct Taxpayer I.D. Number, under-reported dividend or interest income, or are already subject to backup withholding, Selected Funds is required by law to withhold a portion of any distributions you may receive--and send it to the U.S. Treasury.

(SET OFF)
HOW TO PUT YOUR DIVIDENDS AND CAPITAL GAINS TO WORK

You can have all dividends and capital gains from any Selected Fund automatically invested in any other Selected Fund. To be eligible for this DIVIDEND DIVERSIFICATION PROGRAM, all accounts involved must be registered under the same name and have a minimum initial value of $250. All future investments must total $25 or more. Shares are purchased at the chosen fund's net asset value on the dividend payment date. You can make changes to your selection or withdraw from the program with 60 days notice. To participate in this program, fill out the cross-reinvest information in the appropriate section of the Application Form.


HOW YOUR DIVIDENDS AND CAPITAL GAINS ARE TAXED

o If you invest in a fund that pays dividends, the dividends are taxable to shareholders as ordinary income. Dividends include both net investment income and short-term capital gains.
o If you invest in a fund that pays net capital gains, they generally will be taxed as a long-term capital gains distribution.

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid--whether they are received in cash or reinvested in shares.

Also, keep in mind that when you sell or exchange shares of any mutual fund, it may result in a taxable gain or loss.

We recommend that you consult with a tax adviser about any dividends and capital gains you may receive from a Selected Fund.

HOW TO OPEN AN ACCOUNT

You can open an account if you invest at least:

o   $1,000 for a non-retirement plan account.
o   $250 for a retirement plan account.
o
(chart)
THREE WAYS YOU CAN OPEN AN ACCOUNT


1. BY MAIL. Fill out the Application Form included in this prospectus and mail it to our service provider, State Street Bank and Trust. Include a check made payable to SELECTED FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S. dollars. SELECTED FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS.

2. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for buying these shares.

3. BY WIRE. You may wire federal funds directly to our service provider, State Street Bank and Trust. Before you wire an initial investment, you must call Davis Distributors and obtain an account number and application. A customer service representative will be pleased to assist you with your initial investment by wire. After the initial wire purchase is made, you will need to fill out a Plan Adoption Agreement or Application Form and return it to State Street Bank and Trust. To ensure that the purchase is credited properly, follow these wire instructions:

                                    State Street Bank and Trust Company
                                    Boston, MA 02210
                                    Attn.: Mutual Fund Services
                                    [Name of Selected Fund that you are Buying]
                                    Shareholder Name
                                    Shareholder Account Number
                                    Federal Routing Number 011000028
                                    DDA Number 9904-606-2

Generally, Selected Funds does not issue share certificates for purchases. You can receive certificates for any Selected Fund other than Selected Daily Government Fund if you are not participating in the Automatic Withdrawals Plan. If you are eligible and wish to receive certificates, you must make the request at the time of purchase.

RETIREMENT PLAN ACCOUNTS

You can invest in any Selected Fund using any of these types of retirement plan accounts:

o   Deductible IRAs
o   Non-deductible IRAs
o   Roth IRAs
o   Educational IRAs
o   Simple IRAs
o   Profit-Sharing Plans
o   Money-Purchase Plans
o   Simplified Employee Pension Plans
o   403(b) Plans

State Street Bank and Trust acts as custodian (service provider) for the retirement plans and charges the participant $10 to open each retirement plan and a maintenance fee of $10 each year (per Social Security number). These fees are automatically deducted from each account, unless you elect to pay the fee directly. To open a retirement plan account, you must fill out a special application form. You can request this form by calling Davis Distributors.


HOW TO BUY, SELL AND EXCHANGE SHARES

Once you have opened an account with Selected Funds, you can add to--or subtract from--your initial purchase once 15 days have passed. This section provides an overview of the types of transactions you can perform as a shareholder of a Selected Fund, and tells you how to initiate these transactions.


(CHART)
THREE WAYS TO BUY, SELL AND EXCHANGE SHARES

1. BY TELEPHONE. Call 1-800-243-1575. You can speak directly with a Selected Funds representative during our business hours (7:00 a.m. to 4:00 p.m. Mountain time) or use our automated telephone system any time, day or night.

2. BY MAIL. Send the request to our service provider, State Street Bank and Trust.

         Regular Mail
         ------------
         STATE STREET BANK AND TRUST COMPANY
         c/o Selected Funds
         PO Box 8243
         Boston, MA 02266-8243

         Overnight Mail
         --------------
         State Street Bank and Trust Company
         c/o Selected Funds
         66 Brooks Drive
         Braintree, MA 02184

3. BY DEALER. Contact a dealer, who will then make the transaction through our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for each transaction.

Generally, Selected Funds does not issue share certificates for purchases. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction--along with any other transactions you made during the current year.

WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our distributor, Davis Distributors, will be processed on the same day if the order is received in good order (as described above) before 4 p.m. Eastern Time. If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o   Receive your order before 4 p.m. Eastern Time.
o   Promptly transmit the order to State Street Bank and Trust.


BUYING MORE SHARES

You can buy more shares at any time, by mail or through a dealer. The minimum purchase amount is $25.

When you purchase shares by mail, send a check made payable to SELECTED FUNDS for the amount of purchase to our service provider, State Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the name of the fund that you wish to buy. If you know your account number, include it on the check.

[SET OFF]
MAKING AUTOMATIC INVESTMENTS

An easy way to increase your investment in any Selected Fund is to sign up for the AUTOMATIC INVESTMENT PLAN. Under this plan, you arrange for a set amount of money to be taken from your bank account and invested in shares of a Selected Fund. The minimum amount you can invest each month is $25. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived if you meet the minimum requirement within a year.

Purchases can be processed electronically on any day of the month between the fifth and 28th days if the institution that services your bank account is a member of the Automated Clearing House system. After each automatic investment, you will receive a transaction confirmation, and the debit should show up on your next bank statement.

To sign up for the Automatic Investment Plan, fill out the appropriate section of the Application Form. You can stop automatic investments at any time by calling Davis Distributors.

You can also use our Dividend Diversification Program to buy more shares in any Selected Fund. See ONCE YOU INVEST IN ONE OF THE SELECTED FUNDS.

[SIDEBAR]
The Automated Clearing House system is used by most banks for electronic transfers of money into and out of your bank account - and is regulated by the Federal Reserve.


SELLING SHARES

You may sell back all or part of your shares in any Selected Fund in which you invest (known as a redemption) at any time at net asset value. You can sell the shares by telephone, by mail, or through a dealer.

When you sell shares by mail, indicate the number of shares or dollar amount you wish to redeem and send the request to our service provider, State Street Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign a request. You may be required to have the owners' signatures medallion guaranteed (see "Medallion Signature Guarantee" below).

When you sell shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Redemption proceeds are usually paid to you in cash within seven days after State Street Bank and Trust receives your proper sale request. If any of the shares redeemed were purchased within the last 15 days, payment to you will be delayed until your purchase check has cleared.

[BOXED]
CHECK WRITING PRIVILEGE FOR SELECTED DAILY GOVERNMENT FUND. You can request the ability to use your Selected Daily Government Fund account as a checking account if you are not investing through a retirement plan or an IRA.

Selected Daily Government Fund investors with check writing privileges can write checks for $100 or more from their accounts, subject to some rules prescribed by State Street Bank and Trust.

Writing a check is a way of selling shares and directing the proceeds to a third party. When a Selected Daily Government Fund check is presented to State Street Bank and Trust for payment, the bank will redeem a sufficient number of shares in your account to cover the amount of the check. If you have recently exchanged shares in any Selected Fund for shares in Selected Daily Government Fund, the full amount of your Selected Daily Government Fund account may not be available to cover your checks until the exchange is complete. For more information, see "--Exchanging Shares" below.

To qualify for CHECK WRITING PRIVILEGES, fill out the appropriate section in your Application Form.

You can find more information about check writing privileges in Selected Funds' Statement of Additional Information. Selected Funds and State Street Bank and Trust reserve the right to modify or terminate the check writing service at any time.


WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o Ordinarily, you only need a medallion signature guarantee on a share certificate, stock power, or redemption request for sales of more than $50,000. However, if your address of record has changed in the last 30 days, or if you wish to send redemption proceeds to a third party, you will need a medallion signature guarantee to sell shares.
o If a certificate was issued for the shares you wish to sell, the certificate must be signed by the owner(s) and sent by certified mail to State Street Bank and Trust along with the redemption request.
o    A sale may produce a gain or loss. Gains may be subject to tax.


MEDALLION SIGNATURE GUARANTEE
A written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is (are) valid. Unfortunately, no other form of signature verification can be accepted.

STOCK POWER
A letter of instruction signed by the owner of the shares that gives State Street Bank and Trust permission to transfer ownership of the shares to another person or group.

SPECIAL SALE SITUATIONS

o The Securities and Exchange Commission can suspend payment of sales under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
o Any Selected Fund may make sales payments in securities if the fund's Board of Directors decides that making cash payments would harm the fund.


[SET OFF]
MAKING AUTOMATIC WITHDRAWALS

If you hold more than $10,000 in your account, you can sell a set dollar amount each month or quarter. When you participate in this program, known as the AUTOMATIC WITHDRAWALS PLAN, shares are sold so that you will receive payment by one of two methods.

First, you may receive funds at the address of record provided that this address has been unchanged for a period not less than 30 days. These funds are sent by check on or after the 25th of the month.

Second, You may also choose to receive funds by Automated Clearing House (ACH), to the banking institution of your choice. You may elect ACH draft date between the fifth and the 28th. You must complete this section of the Selected Funds Account Application or submit a letter of instruction with medallion guarantee to execute an Automatic Withdrawals Plan by ACH.

Because withdrawals are sales, they may produce a gain or loss. If you purchase additional shares at the same time that you make a withdrawal, you may have to pay taxes. Gains may be subject to tax. To sign up for the Automatic Withdrawals Plan, fill out the appropriate section of the Application Form.

You may stop automatic withdrawals at any time without charge or penalty by calling Davis Distributors or notifying the service agent in writing.

[SET OFF]
WIRING SALE PROCEEDS TO YOUR BANK ACCOUNT

If you are an investor with a non-retirement account, you can have your sale proceeds electronically transferred to a commercial bank account. This is known as an ELECTRONIC WIRE PRIVILEGE. To sign up for this option, simply fill out the appropriate section of the Application Form. There is a $5 charge by State Street Bank and Trust for wire service, and receiving banks may also charge for this service. Payment by Automated Clearing House will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after you call. While State Street Bank and Trust will also accept electronic wire sales by telephone, fax or dealer, you still need to fill out and submit the information under the Electronic Wire Privilege section of the Application Form. You may call our customer service department to execute a wire sale by phone. You may also write the service agent to execute a wire sale via written instructions. However, wiring instructions must be established prior to the sale by completing the appropriate section of the application or by submitting a letter of instruction with a medallion guarantee signed by all registered owners at the time of the sale.

IF YOUR ACCOUNT FALLS BELOW $250

If your account balance in any Selected Fund falls below $250, we may sell your remaining shares at net asset value. We will first notify you by mail, giving you at least 60 days notice that an INVOLUNTARY REDEMPTION may take place. If you can increase your account balance to above $250 during the notice period, the involuntary redemption will be canceled.

EXCHANGING SHARES

AN EXCHANGE IS WHEN YOU SELL SHARES IN ONE SELECTED FUND TO BUY SHARES IN ANOTHER SELECTED FUND IN RESPONSE TO CHANGES IN YOUR GOALS OR IN MARKET CONDITIONS.

You can exchange shares of any Selected Fund for shares of any other Selected Fund without having to pay a sales charge. You can exchange shares by telephone, by mail or through a dealer. The initial exchange must be for at least $1,000 (unless you are participating in the Automatic Exchange Program). Exchanges are normally performed on the same day of the request if received in good order by 4 p.m. Eastern Time. However, if your exchange involves a large sale, the transfer may take one to seven days.

When you exchange shares by mail, you must send our service provider, State Street Bank and Trust, a written request. If you hold share certificates, the certificates must by signed by the owner(s) and sent to State Street Bank and Trust along with the exchange request. No medallion signature guarantee is required unless shares are also being sold for cash. This is known as redemption. Please see the section "What You Need To Know Before You Sell Your Shares" for restrictions that might apply to this type of transaction

When you exchange shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. For federal income tax purposes, exchanges between funds are treated as a sale and a purchase, and usually generate a recognizable capital gain or loss.

There are limits to the number of exchanges you can make each year. Currently, four exchanges between funds are allowed during a 12-month period. You may make an unlimited amount of exchanges out of the Selected Daily Government fund. Systematic Exchanges are excluded from this provision. Davis Distributors must approve any exchanges above the limit in writing.

[SET OFF]
MAKING AUTOMATIC EXCHANGES

You can elect to make automatic monthly exchanges if all accounts involved are registered under the same name and have a minimum initial value of $250. You must exchange at least $25 to participate in this program, known as the AUTOMATIC EXCHANGE PROGRAM. To sign up for this program, fill out the appropriate section of the Application Form.


TRANSACTIONS BY TELEPHONE

A benefit of investing through Selected Funds is that you can use our automated telephone system to sell or exchange shares. If you do not wish to have this option activated for your account, mark in the box in the appropriate section of the Application Form.

When you call Davis Distributors (1-800-243-5575) you can perform a transaction with Selected Funds in two ways:

o Speak directly with a representative during business hours (7 a.m. to 4 p.m. Mountain Time).
o If you have a TouchTone(TM) telephone, you can use the automated telephone system, known as SELECTED DIRECT ACCESS, 24 hours a day, seven days a week.


[SET OFF]
YOU CAN USE SELECTED DIRECT ACCESS TO:

o   GET THE PRICE, TOTAL RETURN, AND FUND DESCRIPTION FOR ANY SELECTED FUND.
o   CHECK YOUR ACCOUNT BALANCE AND OTHER ACCOUNT INFORMATION.
o   BUY, SELL AND EXCHANGE SHARES.
o   GET THE MAILING ADDRESS AND WIRE INSTRUCTIONS FOR ANY SELECTED FUND.
o   REQUEST LITERATURE ABOUT ANY SELECTED FUND.

If you wish to sell shares by phone and receive a check in the mail:
o   The maximum amount that can be issued is $25,000.
o   The check can only be issued to the registered account owner.
o   The check must be sent to the address on file with Davis Distributors.
o   Your current address must be on file for 30 days.

When you buy, sell or exchange shares over the telephone, you agree that Selected Funds is not liable for following telephone instructions believed to be genuine (that is, directed by the account holder). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification (your account or Social Security number) and a tape recording of the conversation. If these procedures are not used, Selected Funds may be liable for unauthorized instructions.

Be aware that during unusual market conditions, Selected Funds may not be able to accept all requests by phone.

Please take the time to read this prospectus carefully, and if you decide to invest with us, keep it as a reference guide. If you need more information about Selected Funds, please call us or visit our Web site.


                            ADDRESS AND PHONE GUIDE

OUR TELEPHONE NUMBER                      OUR SERVICE PROVIDER'S REGULAR
1-800-243-1575                            MAILING ADDRESS
                                          State Street Bank and Trust Company
                                          c/o Selected Funds
                                          PO Box 8243
                                          Boston, MA 02266-8243

OUR MAILING ADDRESS
Selected Funds
124 East Marcy Street
Santa Fe, NM 87501

OUR INTERNET ADDRESS                      OUR SERVICE PROVIDER'S OVERNIGHT
http://www.selectedfunds.com              MAILING ADDRESS
                                          State Street Bank and Trust Company
                                          c/o Selected Funds
                                          66 Brooks Drive
                                          Braintree, MA 02184

[BACK COVER]

OTHER FUND DOCUMENTS

For more information about any Selected Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports.

The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about Selected Funds and their management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected performance of the Funds during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Statement of Additional Information and Annual Report for Selected Funds have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o BY TELEPHONE. Call Selected Funds toll-free at 1-800-243-1575, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time. You may also call this number for account inquiries.

o    VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, DC. For more information call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC, 20549-6009.

o    BY MAIL.  Specify the document you are requesting when writing to us.

                                  SELECTED FUNDS
                              124 EAST MARCY STREET
                                SANTA FE, NM 87501
                                  1-800-243-1575


Investment Company Act File No.:

         Selected American Shares Fund--811-51
         Selected Special Shares Fund--811-1550
         Selected U.S. Government Income Fund--811-5240
         Selected Daily Government Fund--811-5240

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1999


                            SELECTED AMERICAN SHARES
                            SELECTED SPECIAL SHARES
                     SELECTED U.S. GOVERNMENT INCOME FUND*
                        SELECTED DAILY GOVERNMENT FUND*

                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-243-1575



* SELECTED U.S. GOVERNMENT INCOME FUND AND SELECTED DAILY GOVERNMENT FUND ARE BOTH SEPARATE SERIES OF SELECTED CAPITAL PRESERVATION TRUST.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1999. THE PROSPECTUSES MAY BE OBTAINED FROM THE SELECTED FUNDS.

THE FUNDS' MOST RECENT ANNUAL REPORT AND SEMI-ANNUAL REPORT TO
SHAREHOLDERS ARE SEPARATE DOCUMENTS SUPPLIED WITH THIS STATEMENT OF ADDITIONAL INFORMATION. THE ANNUAL REPORT, ACCOMPANYING NOTES, AND REPORT OF INDEPENDENT AUDITORS APPEARING IN THE ANNUAL REPORT ARE INCORPORATED BY REFERENCE IN THIS STATEMENT OF ADDITIONAL INFORMATION.

                               TABLE OF CONTENTS


                                                                                                          PAGE

Section I:  Investment Strategies and Restrictions ..........................................................4
--------------------------------------------------
             Investment Objective and Policies...............................................................4
             Portfolio Securities............................................................................4

                          Equity Securities
                          Small and Medium Capitalization Companies
                          Banking and Financial Services Industries
                          Real Estate Securities and REITs
                          Foreign Securities
                          Bonds & Other Debt Securities
                          Government Securities
                          High Yield, High-risk Debt Securities

             Other Investment Policies......................................................................11
             Portfolio Transactions ........................................................................14
             Investment Restrictions........................................................................16


Section II:  Key Persons....................................................................................20
------------------------
             Organization of the Companies..................................................................20
             Directors and Officers.........................................................................21
             Directors Compensation Schedule................................................................23
             Certain Shareholders of the Fund...............................................................23
             Investment Advisory Services...................................................................24
             Distribution of Company Shares.................................................................26
             Other Important Service Providers..............................................................28


Section III: Purchase, Exchange and Redemption of Shares....................................................28
--------------------------------------------------------
             Purchase of Shares.............................................................................28
                          Special Services..................................................................29
                          Prototype Retirement Plans........................................................29
                          Automatic Investment Plan.........................................................29
                          Dividend Diversification Program..................................................29
                          Telephone Privilege...............................................................29

             Exchange of Shares.............................................................................30
                          General...........................................................................30
                          By Telephone......................................................................30
                          Automatic Exchange Program........................................................30




                                       2


             Redemption of Shares...........................................................................30
                          General...........................................................................30
                          Expedited Redemption Privilege....................................................32
                          By Telephone......................................................................32
                          Automatic Withdrawals Plan........................................................33
                          Involuntary Redemptions...........................................................33


Section IV:  General Information............................................................................33
--------------------------------
             Determining the Price of Shares................................................................33
             Year 2000 and Euro Conversion Issues...........................................................34
             Dividends and Distributions....................................................................34
             Federal Income Taxes...........................................................................35
             Performance Data...............................................................................36

Appendix: Quality Ratings of Debt Securities................................................................38


Section I:  Investment Strategies and Restrictions
--------------------------------------------------


                       INVESTMENT OBJECTIVES AND POLICIES

         Each of the Selected Funds is managed by Davis Selected Advisers, L.P. ("Adviser") and sub-advised by Davis Selected Advisers-NY, Inc. ("DSA-NY"). In addition, Selected Special Shares is sub-advised by Bramwell Capital Management, Inc. ("Sub-Adviser"). The Adviser pays all of the sub-advisory fees.


         SELECTED AMERICAN SHARES. The investment objective of Selected American Shares is both capital growth and income. In the current market environment current income is expected to be low. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion. The Fund's principal risks are the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. The Fund may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors.

         SELECTED SPECIAL SHARES. The investment objective of Selected Special Shares is capital growth. The Fund invests in common stock of U.S. companies with small and medium market capitalizations of less than $5 billion. The Fund's principal risks are the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. Investing in small and medium capitalization companies may be more risky than investing in large capitalization companies and their share prices may be more volatile. The Fund may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors.

         SELECTED U.S. GOVERNMENT INCOME FUND. The investment objective of Selected U.S. Government Income Fund is to obtain current income consistent with preservation of capital by investing primarily in U.S. Government Securities. The Fund invests in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). It also may invest in repurchase agreements involving such securities. Selected U.S. Government Income Fund's principal risk is changes in interest rates. Investments held by Selected U.S. Government Income Fund generally reflect market fluctuations. In particular, the value of the Fund's investments usually declines which interest rate rise and the value usually increases when interest rates rise. Mortgage related securities (including collateralized mortgage obligations) usually constitute a large or the largest portion of the Fund's investments. Changes in the level of interest rates may effect extension risk and prepayment risk of mortgage related securities.

         SELECTED DAILY GOVERNMENT FUND. Selected Daily Government Fund is a money market fund. The investment objective of Selected Daily Government Fund is to seek to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity. Selected Daily Government Fund invests in U.S. Government Securities and repurchase agreements involving such securities. The Fund's principal risk is changes in interest rates. The Fund minimizes this risk by maintaining an average maturity of 90 days or less. Selected Daily Government Fund normally has a stable net asset value with yield fluctuating with short-term interest rates. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

         An investment in the Funds may not be appropriate for all investors and short-term investing is discouraged.


                              PORTFOLIO SECURITIES

         The principal securities which the Funds invest in are described below.

         EQUITY SECURITIES. Selected American Shares and Selected Special Shares ("Selected Equity Funds") invest primarily in equity securities. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, and securities with equity conversion or purchase rights. Selected Equity Funds usually purchase common stock. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Funds' results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Funds may invest in equity securities.

         Primary Risks. Events which have a negative impact on a business will probably be reflected in a decline in their equity securities. Furthermore, when the stock market declines most equity securities, even those issued by strong companies, are likely to decline in value.


         SMALL AND MEDIUM CAPITALIZATION COMPANIES. Selected Special Shares invests principally in equity securities issued by small and medium capitalization companies (companies with a total market capitalization of under $5 billion) The equity of smaller companies are subject to additional risks. Smaller companies are usually less established and less diversified than larger companies, and have fewer resources available to take advantage of opportunities or overcome challenges.

         BANKING AND FINANCIAL SERVICES INDUSTRIES. The Adviser has developed a special expertise in the banking and financial services industries. Banking and/or financial services companies may represent a larger proportion of Selected American Shares' portfolio than they represent in the general U.S. economy. Selected American Shares will maintain a diversified portfolio.

         Primary Risks of the Banking Industry. Commercial banks (including "money center," regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal, and in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

         Broadening bank powers, including the ability to engage in multi-state operations while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger publicly held foreign banks may result in increased competition and a decline in the number of publicly traded regional banks.

         Primary Risks of the Financial Services Industry. Many of the investment considerations discussed in connection with banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to Government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.


         REAL ESTATE SECURITIES AND REITS. The Adviser has developed a special expertise in real estate companies, including real estate investment trusts ("REITs") Selected American Shares may make substantial investments in real estate securities and REITs if the Adviser believes that such investments will contribute to the Fund's investment objectives.

         Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. None of the Funds invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income, and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         Primary Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Fund could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified, and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain exemption from registration under the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through either of the Funds, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks of high yield, high-risk securities discussed below.

         FOREIGN SECURITIES. Both of Selected Equity Funds may invest in foreign securities. Foreign securities are: (1) issued by companies organized under the laws of a foreign country; (2) principally traded in securities markets outside of the U.S.; (3) issued by companies earning at least 50% of their revenues or profits outside of the U.S.; or (4) issued by companies having at least 50% of their assets outside of the U.S. ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities, and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S. registered investment companies investing primarily in foreign securities. When the Funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

         Primary Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There is generally less information publicly available about foreign securities and securities markets, and there may be less Government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

         BONDS AND OTHER DEBT SECURITIES. Selected U.S. Government Income Fund invests primarily in Government Securities (a type of bond). Although Selected Equity Funds usually do not purchase bonds, these Funds may at times purchase bonds and other debt securities to increase current income or to diversify their investment portfolios. The U.S. Government, corporations, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.

         Primary Risks. Bonds and other debt securities are generally considered to be interest rate sensitive. The market value of the Funds' investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Funds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

         GOVERNMENT SECURITIES. Selected U.S. Government Income Fund and Selected Daily Government Fund both invest principally in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Each of the other Funds may also invest a portion of their assets in U.S. Government bonds if the Adviser believes that such investments will contribute to the Funds' investment objectives.

         Selected Daily Government Fund limits the average maturity of its investment portfolio to 90 days or less. Selected U.S. Government Income Fund is not limited as to the maturities of its portfolio investments and may take full advantage of the entire range of maturities available in U.S. Government Securities. The Adviser may adjust the average maturity of Selected Daily Government Fund's portfolio and Selected U.S. Government Income Fund's portfolio from time to time, depending on the Adviser's assessment of the relative yields available on securities of different maturities, and its assessment of future interest rate patterns and market risk. Thus, at various times, the average maturity of the portfolio may be relatively short (as short as one day for Selected Daily Government Fund and from one year to five years, for example, for Selected U.S. Government Income Fund), and at other times may be relatively long (up to 90 days for Selected Daily Government Fund and over 10 years, up to 30 years, for Selected U.S. Government Income Fund). Selected Daily Government Fund strives to maintain a constant net asset value per share of $1.00. There is no guarantee that the Fund will be successful. Selected U.S. Government Income Fund does not attempt to maintain a fixed net asset value per share. Fluctuations in portfolio values and therefore fluctuations in the net asset value of its shares are more likely to be greater when Selected U.S. Government Income Fund's average portfolio maturity is longer. The portfolio is likely to be primarily invested in securities with short-term maturities in periods when the Adviser deems a more defensive position is advisable. For temporary periods, for defensive purposes, or to accommodate inflows of cash awaiting more permanent investment, it may also invest in short-term money market instruments, including repurchase agreements.

         There are two basic types of U.S. Government Securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. Government. Agencies and instrumentalities include Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA"). Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. Government. Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury. Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

         When the Adviser deems that higher yields are obtainable through investments in mortgage related securities and that the yield advantage offsets the uncertainties of the timing of principal payments, Selected U.S. Government Income Fund may be significantly invested in mortgage related securities. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be used by Selected U.S. Government Income Fund to purchase additional GNMA Certificates or other U.S. Government Securities.

         Selected U.S. Government Income Fund may also invest in pools of mortgages which are issued or guaranteed by other agencies of the U.S. Government. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

         It may also invest in a collateralized mortgage obligation ("CMO"). A CMO is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities, or corporate debt obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Selected U.S. Government Income Fund invests only in CMOs which are obligations of, or guaranteed by the U.S. Government, its agencies, or instrumentalities such as the FNMA or the FHLMC.

         CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments are typically used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate). Classes with shorter maturities typically have lower volatility and lower yield while those with longer maturities typically have higher volatility and higher yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

         Investment by the Funds in mortgage-related U.S. Government Securities, such as GNMA Certificates, and CMOs also involves other risks. The yield on a pass-through security is typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount. During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Funds' ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Investment in such securities could also subject the Funds to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or intermediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

         In selecting CMOs, the Adviser seeks a favorable yield relative to risk and considers purchase price, interest rates, total rates of return, prepayment rates, average life, duration and volatility, and compares these with other mortgage-backed investments and U.S. Government Securities.

         The guarantees of the U.S. Government, its agencies and instrumentalities, are guarantees of the timely payment of principal and interest on the obligations purchased. The value of the shares issued by the Funds are not guaranteed and will fluctuate with the value of the Funds' portfolios. Generally when the level of interest rates rise, the value of a Fund's portfolio is likely to decline and when the level of interest rates decline, the value of a Fund's portfolio is likely to rise.

         The Funds may engage in portfolio trading primarily to take advantage of yield disparities. Such trading strategies may result in minor temporary increases or decreases in a Fund's current income, and in its holding of debt securities which sell at substantial premiums or discounts from face value. If expectations of changes in interest rates or the price of two securities prove to be incorrect, a Fund's potential income and capital gain will be reduced or its potential loss will be increased.

         HIGH YIELD, HIGH-RISK DEBT SECURITIES. The bonds and other debt securities which Selected Equity Funds may invest in may include high yield, high-risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services ("Moody's") or unrated securities. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. See Appendix A for a more detailed description of the rating system. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. A brief description of the quality ratings of these two services is contained in the section entitled "Quality Ratings of Debt Securities." Selected American Shares will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase, or if such purchase would then cause 30% or more of the Fund's net assets to be invested in such lower rated securities. Selected Special Shares Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 5% of the Fund's net assets to be invested in such lower rated securities.

         Primary Risks. While likely to have some quality and protective characteristics, high yield, high-risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield, high-risk debt securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Funds to dispose of particular issues and may cause the Funds to incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Unexpected net redemptions may force the Funds to sell high yield, high-risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Funds, the Funds may have to sell portfolio securities to meet taxable distribution requirements.

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds, and the high yield, high-risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high-risk securities, net asset value will be adversely affected.

         The high yield, high-risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Since that time, the high yield, high-risk bond market has experienced only one recessionary environment, but has never been exposed to a significant increase in interest rates. During the economic downturn that was experienced, prices of high yield, high-risk bonds declined and defaults rose. Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high-risk bond market, and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high-risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high-risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high-risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If the Funds experience unexpectedly large net redemptions, it may be forced to sell high yield, high-risk bonds out of the portfolio without regard to the investment merits of such sales. This could decrease the Fund's net assets. Since some of the Fund's expenses are fixed, this could also reduce the Fund's rate of return.

         The Funds may have difficulty disposing of certain high yield, high-risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high-risk bonds, the Funds anticipate that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Funds' assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high-risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Funds purchase illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Funds will be likely to replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically, and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently, having similar maturities, and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Funds may obtain no return at all on its investment. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation to the Funds, the Funds may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

         Federal tax legislation limits the tax advantages of issuing certain high yield, high-risk bonds. This could have a materially adverse effect on the market for high yield, high-risk bonds.

         Portfolio Composition. As of December 31, 1998 both Selected Equity Funds had less than 5% of their total assets invested in high yield, high risk securities and do not presently intend to have over 5% of their assets invested in such securities in the near future. XxxSharra check percentage.


                           OTHER INVESTMENT POLICIES

         The Funds have adopted the following investment policies.

         TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, each Selected Fund may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements. Selected Daily Government Fund continuously invests exclusively in short-term U.S. Government securities and repurchase agreements.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to a Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds may enter into tri-party repurchase agreements in which a third party custodian bank issues the cash upon purchase of the securities used as collateral, and also holds the securities. The Funds will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 15% of the value of their net assets (10% for Selected Daily Government
Fund) to be invested in such transactions. Repurchase agreements maturing in less than seven days are not deemed illiquid securities for the purpose of the Funds' limitation on illiquid securities.


         HEDGING FOREIGN CURRENCY RISKS. Selected Equity Funds may invest a portion of their assets in foreign securities. To attempt to reduce exposure to currency fluctuations due to investments in foreign securities, Selected Equity Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by Selected Equity Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, no Selected Equity Fund will engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved, or losses may be realized, and thus Selected Equity Funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for Selected Equity Funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when Selected Equity Funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), Selected Equity Funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives Selected Equity Funds a position in a negotiated, currently non-regulated market. A Selected Equity Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, either Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, either Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Selected Equity Funds may, in the alternative, enter into a forward contract in respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

         Selected Equity Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and Selected Equity Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by Selected Equity Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, Selected Equity Funds would utilize options traded on exchanges where the options are standardized.

         Selected Equity Funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Selected Equity Funds will be traded on U.S. or foreign exchanges or over-the-counter.

         Selected Equity Funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. Selected Equity Funds will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. Neither Fund will enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions, or (ii) cash, receivables, and short-term debt securities with a value sufficient to cover its potential obligations. Selected Equity Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside liquid securities in a segregated account with its custodian bank in the amount prescribed. Selected Equity Funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

         Selected Equity Funds' ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Selected Equity Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Selected Equity Funds would have to be exercised in order for the Selected Equity Funds to realize any profit, and (ii) the Selected Equity Funds may not be able to sell currencies covering an option written by the Selected Equity Funds until the option expires, or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Selected Equity Funds will be able to utilize these instruments effectively for the purposes set forth above. The Selected Equity Funds' ability to engage in currency hedging transactions may be limited by tax considerations.

         Selected Equity Funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of Selected Equity Funds as ordinary or capital, and the timing and amount of any income or loss to Selected Equity Funds. This, in turn, could affect the character, timing and amount of distributions by Selected Equity Funds to shareholders. Selected Equity Funds may be limited in its foreign currency transactions by tax considerations.

         In 1998 Selected Equity Funds did not enter into any foreign security hedging transactions.


         RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Funds' net assets (10% of Selected Daily Government Fund) would then be illiquid.

         The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act, but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Funds are illiquid, and, thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         LENDING PORTFOLIO SECURITIES. Selected American Shares, Selected Special Shares, and Selected U.S. Government Income Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Selected Funds will not lend portfolio securities unless the loan is secured by collateral. Selected American Shares and Selected Special Shares will not lend securities if such a loan would cause more than 10% of the total value of their respective assets to then be subject to such loans. Selected U.S. Government Income Fund will not lend securities if such a loan would cause more than 30% of the total value of its assets to then be subject to such loans.

         CALL OPTIONS. For income or hedging purposes, Selected Equity Funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The Funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. Selected American Shares will not engage in any such transaction if thereafter the market value of all securities subject to options would exceed 20% of the value of the Fund' net assets. Selected Special Shares will not engage in any such transaction if thereafter the market value of all securities subject to options would exceed 10% of the value of the Fund' net assets.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid, plus the exercise price, will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call, or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, that Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security, and if the security is declining in price that Fund would continue to experience such decline.

         In 1998 Selected Funds did not write any covered call options.

         "WHEN ISSUED" SECURITIES. Fixed-income securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. No payment is made until delivery is made which may be up to 60 days after purchase. If delivery of the obligation does not take place, no purchase will result and the transaction will be terminated. Such transactions are considered to involve more risk than immediate cash transactions. As a matter of non-fundamental policy, any investment on a when issued or delayed delivery basis will not be made if such investment would cause more than 5% of the value of a Fund's total assets to be invested in this type of investment.


                            PORTFOLIO TRANSACTIONS.

         The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Funds have adopted a policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for Fund shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Funds' investment objectives, the Funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

         In placing executions and paying brokerage commissions, the Adviser or Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Funds and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's or Sub-Adviser's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Funds may be used in servicing other accounts managed by the Adviser and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio transactions.

         On occasions when the Adviser or Sub-Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary accounts, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser or Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund involved. In some instances, this procedure could adversely affect a Fund but the Adviser and Sub-Adviser deem that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

         The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Funds' portfolios. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Funds, the Board of Directors, in considering the reasonableness of the commissions paid by the Funds, will not attempt to allocate, or require the Adviser or Sub-Adviser to allocate, the relative costs or benefits of research.

         The Funds paid the following brokerage commissions:

Xx Fund accounting will update these numbers


                                                 Fiscal year ended December 31
                                                 1998              1997             1996
Selected American Shares
brokerage commissions paid                    $5,092,961        $3,616,808        $1,315,346
amount paid to brokers providing research             86%               87%               97%
brokerage commissions paid
to Shelby Cullom Davis & Co.(1)               $  441,042        $  238,363        $   97,362

Selected Special Shares
brokerage commissions paid                    $   56,658              NA                NA
amount paid to brokers providing research             96%             NA                NA


(1) Shelby Cullom Davis & Co. is a broker-dealer who may be considered an affiliated person of the Adviser. During the fiscal year ended December 31, 1998, commissions received represented xx% of total commissions paid and xx% of the aggregate dollar amount of transactions involving the payment of commissions by Selected American Shares.

         Because of the Funds' investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rate will be less than 100%.


                            INVESTMENT RESTRICTIONS

         Each Fund's investment objective and the fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented or (ii) more than 50% of the eligible 964958160votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

       Each of the Selected Funds have different fundamental investment restrictions which are listed below.


SELECTED AMERICAN SHARES FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------------------------------------

The Fund may not:


1. Diversification. Purchase securities of any one issuer (excluding U.S. Government Securities) if, as a result of such purchase, the Fund would own more than 10% of the total outstanding securities or voting stock of the issuer or more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer.

2. Concentration. Concentrate more than 25% of its assets in securities of any one industry.


3. Real Estate, Commodities, Minerals. Purchase or sell real estate or interests in real estate, commodities or commodity contracts or interests in oil, gas or other mineral exploration or development programs. It may, however, purchase marketable securities of companies which may make such investments.


4. Borrowing. Borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10% of the value of the Fund's total assets. The Fund will not borrow money for the purpose of investing in securities, and the Fund will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding.


5. Underwriting. Underwrite securities of other issuers (although the Fund may technically be considered an underwriter if it sells restricted securities).

6. Loans. Make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 10% of the value of the Fund's total assets would be the subject of such loans.

7. Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets, except as provided by the Investment Company Act of 1940 and any rules, regulations or orders issued thereunder. This limitation does not apply to selling short against the box.


8. Selling Short, Margin, Options. Sell short, buy on margin, or deal in options, except that the Fund may write call options against its portfolio securities which are traded on a national securities exchange and purchase call options in closing transactions. (When permitted by applicable federal and state authorities and when there exists an established market for call options written on securities traded otherwise than on a national securities exchange, the Fund may also issue call options on such portfolio securities and purchase such call options on such securities in closing transactions). The Fund will not write a covered option if following issuance of the option the market value of the Fund's portfolio securities underlying such options would be in excess of 20% of the value of the Fund's net assets.

9. Pledging or Hypothecation. Pledge or hypothecate its assets, except in an amount not exceeding 15% of its total assets, and then only to secure borrowings for temporary or emergency purposes.

10. Other Investment Companies. Invest in other investment companies (as defined in the Investment Company Act of 1940), except as part of a merger, consolidation, reorganization or acquisition of assets.

11. Illiquid Securities. Purchase illiquid securities (including restricted securities that are illiquid) if such purchase would cause more than 15% of the value of the Fund's net assets to be invested in such securities.

12. Associated Persons. Allow any person associated with the Fund or its investment manager who is an officer or director of another issuer to participate in any decision to purchase or sell any securities of such other issuer.

13. Application of Restrictions. All percentage restrictions except those with respect to illiquid securities, apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.




SELECTED SPECIAL SHARES FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
----------------------------------------------------------------

The Fund may not:


1. Diversification. Purchase securities of any one issuer (excluding U.S. Government Securities) if, as a result of such purchase, the Fund would own more than 10% of the total outstanding securities or voting stock of the issuer or more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer.

2. Concentrations. Concentrate more than 25% of its assets in securities of any one industry.


3. Real Estate, Commodities. Purchase or sell real estate, commodities or commodity contracts, or oil, gas or other mineral exploration or development programs, or any direct interests therein. It may, however, purchase marketable securities of companies which may make such investments.

4. Borrowing. Borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10% of the value of the Fund's total assets. The Fund will not borrow money for the purpose of investing in securities, and the Fund will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding.

5. Underwriting. Underwrite securities of other issuers (although the Fund may technically be considered an underwriter if it sells restricted securities).

6. Loans. Make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 10% of the value of the Fund's total assets would be the subject of such loans.

7. Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets, except as provided by the Investment Company Act of 1940 and any rules, regulations or orders issued thereunder. This limitation does not apply to selling short against the box.

8. Selling Short, Margin, Options. Sell short, buy on margin, or deal in options, except that the Fund may write call options against its portfolio securities which are traded on a national securities exchange and purchase call options in closing transactions. (When permitted by applicable federal and state authorities and when there exists an established market for call options written on securities traded otherwise than on a national securities exchange, the Fund may also issue call options on such portfolio securities and purchase such call options on such securities in closing transactions). The Fund will not write a covered option if following issuance of the option the market value of the Fund's portfolio securities underlying such options would be in excess of 10% of the value of the Fund's net assets.

9. Pledging or Hypothecation. Pledge or hypothecate its assets, except in an amount not exceeding 15% of its total assets, and then only to secure borrowings for temporary or emergency purposes.

10. Other Investment Companies. Purchase securities of any other investment company (as defined in the Investment Company Act of 1940) except: (i) shares of investment companies investing primarily in foreign securities provided that such purchase does not cause the Fund to (a) have more than 5% of its total assets invested in any one such company, (b) have more than 10% of its total assets invested in the aggregate of all such companies, or (c) own more than 3% of the total outstanding voting stock of any such company; and (ii) as a part of a merger, consolidation, reorganization or acquisition of assets.

11. Illiquid Securities. Purchase illiquid securities (including restricted securities that are illiquid) if such purchase would cause more than 15% of the value of the Fund's net assets to be invested in such securities.



SELECTED U.S. GOVERNMENT INCOME FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
------------------------------------------------------------------------


The Fund may not:

 1. Diversification. Buy the securities of any company if more than 5% of the value of the Fund's total assets would be invested in that company. Securities issued by the U.S. Government, or its agencies or instrumentalities and repurchase agreements involving such securities (U.S. Government Securities") are excluded from this restriction;

2. Concentration. invest 25% or more of its total assets in any one industry, except that this restriction shall not apply to U.S. Government Securities.

3. Real Estate, Commodities. purchase or sell real estate, real estate mortgage loans, commodities or commodity futures contracts, or oil, gas, or mineral exploration or development interests except that Selected Government Income may invest in futures contracts and related options as described in the Prospectus and Statement of Additional Information;

4. Borrowing. borrow money except for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of Selected Government Income's total assets at the time of borrowing;

5. Underwriting. underwrite any securities issued by others except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

6. Loans. make loans, other than (a) by entering into repurchase agreements, (b) through the purchase of other permitted investments in accordance with its investment objective and policies, and (c) through the lending of portfolio securities with respect to not more than 30% of its assets;

7. Senior Securities. issue senior securities as defined in the 1940 Act, except insofar as Selected Government Income may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements; (b) permitted borrowings of money; (c) purchasing securities on a "when-issued" or delayed delivery basis; or (d) purchasing options, futures contracts and related options;

8.     Short Sales.  make short sales of securities;

9. Margin. purchase securities on margin except that Selected Government Income may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and further excepting that the deposit or payment by Selected Government Income of initial or variation margin in connection with futures contracts or related options transactions is not to be considered the purchase of a security on margin;

10. Futures Contracts, Options. purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on Selected Government Income's existing futures contracts and related options positions and the premiums paid for options on futures contracts would exceed 5% of the fair market value of Selected Government Income's assets after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in computing such 5%; or

11. Pledging, Mortgaging, Hypothecation. pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (3) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of Selected Government Income's total assets; provided, however, that the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options and collateral arrangements with respect to margin for futures contracts and options thereon are not to be considered pledges or other encumbrances;

12. Other Investment Companies. invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

13. Repurchase Agreements. Illiquid Securities. enter into a repurchase agreement maturing in more than seven days, or knowingly purchase securities that are subject to restrictions on resale or for which there are no readily available market quotations if, as a result, more than 10% of the value of Selected Government Income's total assets (taken at current value) at the time would be invested in such securities;

14. Illiquid Securities. invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, securities which are not readily marketable and repurchase agreements which have a maturity of longer than seven days. In addition, Selected Government Income will not invest more than 5% of its total assets in securities the disposition of which is restricted under federal securities laws.

SELECTED DAILY GOVERNMENT FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
------------------------------------------------------------------

The Fund may not:


 1. Diversification. purchase securities, if immediately after such purchase more than 5% of its total assets would be invested in the securities of any one issuer excluding U.S. Government Securities, and repurchase agreements with respect to such securities;

2. Concentration. invest 25% or more of its total assets in any one industry, except that this restriction shall not apply to U.S. Government Securities;

3. Real Estate, Commodities. purchase or sell real estate, real estate mortgage loans, commodities, commodity contracts (including futures contracts) or oil and gas interests;

4. Borrowing. borrow money, except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of its total assets at the time of borrowing;

5. Underwriting. underwrite any securities issued by others (except that it may technically be considered an underwriter if it sells restricted securities);

6. Loans. make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies;

7. Senior Securities. issue any class of securities senior to any other class of securities.

8. Selling Short, Margin sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance or portfolio transactions;

9.     Options.  write, purchase or sell put or call options;


10. Pledging, Mortgaging, Hypothecation. pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (3) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets;

11. Other Investment Companies. invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

12. Repurchase Agreements, Illiquid Securities. enter into a repurchase agreement maturing in more than seven days or knowingly purchase securities that are subject to restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase more than 10% of a Fund's assets would be invested in such securities;


PLEASE NOTE: all percentage restrictions apply as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets.

Section II:  Key Persons
------------------------


                         ORGANIZATION OF THE COMPANIES

         THE COMPANIES. Each of the Selected Funds (the "Companies") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

         Selected American Shares, Inc., organized in 1933, and Selected Special Shares, Inc., organized in 1939, are Maryland corporations. Selected American Shares, Inc. and Selected Special Shares, Inc. each currently issue one series of common stock.

         Selected U.S. Government Income Fund and Selected Daily Government Fund are each separate series of Selected Capital Preservation Trust. The Trust was organized as a business trust under the laws of Ohio in 1987 and currently issues two separate series of shares of beneficial interest

         FUND SHARES. The Board of Directors may offer additional series in the future and may at any time discontinue the offering of any series of shares. Shares when issued are fully plied, non-assessable, and freely transferable. Shares have no preemptive or subscription rights. Each of the Companies' shares represent an interest in the assets of the Company issuing the share and have identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) the expenses related to a series, such as those related to the distribution of each series and the transfer agency expenses of each series are borne solely by each such series and (ii) each series of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular series, and other matters for which separate series voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of a Company can elect all of the directors of that Company.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as a Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

         In accordance with applicable law (Maryland law for Selected American Shares and Selected Special Shares, Ohio law for Selected Capital Preservation Trust) and the Funds' By-laws, the Companies do not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders of at least 10% of the voting power that could be cast at the meeting.

                             DIRECTORS AND OFFICERS

         The Selected Funds' Board of Directors is responsible for the management and supervision of the Companies and the Funds. Each of the Directors serves as a director of Selected American Shares, Inc., Selected Special Shares, Inc. and as a trustee of Selected Capital Preservation Trust. The Board approves all significant agreements between the Companies, on behalf of the Funds, and those companies that furnish services to the Funds. The names and addresses of the directors and officers of the Companies are set forth below, together with their principal business affiliations and occupations for the last five years. As indicated below, certain directors and officers of the Selected Funds hold similar positions with the Davis Funds (a family of eleven funds) that are also managed by the Adviser.

WILLIAM P. BARR (5/23/50) - Director. Senior Vice President and General Counsel, GTE Corporation since July 1994. Attorney General of the United States from August 1991 to January 1993. Deputy Attorney General from May 1990 to August 1991. Assistant Attorney General from April 1989 to May 1990. Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994. His address is One Stamford Forum, Stamford, CT 06904.

FLOYD A. BROWN (11/5/30) - Director. Staff announcer and program host for WGN Radio and Television, Chicago, Illinois. Sole proprietor of The Floyd Brown Co., Elgin, Illinois (advertising, media production and mass media marketing). His address is 51 Douglas Avenue, Elgin, Illinois 60120.

ANDREW A. DAVIS (6/25/63),* ** Director. Director and Vice President of each of the Davis Funds (except Davis International Series, Inc.), Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.; Consultant to Capital Ideas, a private financial consultant. Former Vice President and head of convertible security research, PaineWebber, Incorporated. His address is 124 East Marcy Street, Santa Fe, NM 87501.

CHRISTOPHER C. DAVIS (7/13/65),* ** Director. Director and Vice President of each of the Davis Funds; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald, Roditi and Company, Ltd., an offshore investment management company. His address is 609 Fifth Ave, New York, NY 10017.

JEROME E. HASS (6/1/40) - Director. Professor of Finance and Business Strategy Johnson Graduate School of Management, Cornell University. Consultant National Economic Research Associates. Formerly Chief of Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States. His address is 522 Malott Hall, Ithaca, NY 14853.

KATHERINE L. MACWILLIAMS (1/19/56) - Director. Vice President, Treasurer Coors Brewing Company and Adolph Coors Company. Formerly Vice President of Capital Markets for UBS Securities in New York. Former member of the Board of International Swaps and Derivatives Association, Inc. Her address is 12th & Ford St., Golden, CO 80401

JAMES J. MCMONAGLE (10/1/44) - Chairman and Director. Senior Vice President and General Counsel of University Health System, Inc. and University Hospitals of Cleveland. From 1976 to 1990, Judge of the Court of Common Pleas, Cuyahoga County, Ohio. His address is 11100 Euclid Avenue, Cleveland, Ohio 44106.

RICHARD O'BRIEN (9/12/45) - Director. Corporate Economist for Hewlett-Packard Company. Director, National Association of Business Economists, former President of the Northern California High Technology Council and former Chairman of the Economic Advisory Council of the California Chamber of Commerce. His address is 3000 Hanover St., Palo Alto, CA 94304.

LARRY ROBINSON (10/28/28) - Director. General Partner, Robinson Investment Company. Management Consultant. Corporate Liaison for Mayor Michael R. White of Cleveland, Ohio. Adjunct Professor at Weatherhead School of Management, Case Western Reserve University. His address is 950 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113.

MARSHA WILLIAMS (3/28/51) - Director. Director of each of the Davis Funds (except Davis International Series, Inc.). Chief Administrative Officer of Crate & Barrel; former Treasurer, Amoco Corporation. Director, Illinois Benedictine College, The Conference Board Council of Corporate Treasurers, Illinois Council on Economic Education, Chicagoland Chamber of Commerce; Formerly, Director, Fertilizers of Trinidad and Tobago from 1989-1993, Ok Tedi Mining Limited from 1992-1993, Just Jobs from 1988-1992. Her address is 200 E. Randolph Dr., Chicago, IL 60601.

SHELBY M.C. DAVIS (3/20/37),** President. President of each of the Davis Funds. Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc. His address is 4135 North Steers Head Road, Jackson Hole, WY 83001.

KENNETH C. EICH (8/14/53), Vice President. Vice President of each of the Davis Funds; Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation. His address is 124 East Marcy Street, Santa Fe, NM 87501.

CAROLYN H. SPOLIDORO (11/19/52) Vice President. Vice President of each of the Davis Funds; Vice President of Venture Advisers, Inc.

SHARRA L. REED (9/25/66), Vice President Treasurer and Assistant Secretary. Vice President, Treasurer and Assistant Secretary of each of the Davis Funds. Vice President of Venture Advisers, Inc. Former Unit Manager with Investors Fiduciary Trust Company. Her address is 124 East Marcy Street, Santa Fe NM 87501.

THOMAS D. TAYS (3/7/57), Vice President and Secretary. Vice President and Secretary of each of the Davis Funds; Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc. His address is 124 East Marcy Street, Santa Fe NM 87501.

ARTHUR DON (9/24/53) - Assistant Secretary. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 111
E. Wacker Drive, Suite 2800, Chicago, IL. 60601.

SHELDON R. STEIN (11/29/28) - Assistant Secretary. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 111 E. Wacker Drive, Suite 2800, Chicago, IL. 60601.


* Andrew A. Davis and Christopher C. Davis are considered to be "interested persons" of the Companies, as defined in the Investment Company Act.

** Shelby M.C. Davis is the father of Andrew A. Davis and Christopher C. Davis.

         The Companies do not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Companies and is reimbursed by the Companies for the costs of providing these services.


                         DIRECTORS COMPENSATION SCHEDULE

         During the fiscal year ended December 31, 1998, the compensation paid to the directors who are not considered to be interested persons of the Companies was as follows:

Xxfund accounting will update these numbers


                                                   AGGREGATE COMPENSATION                     TOTAL
                NAME                                 FROM SELECTED FUNDS               COMPLEX COMPENSATION*
                ----                                 -------------------               ---------------------
         William P. Barr                                      $xx                                $xx
         Floyd A Brown                                         xx                                 xx
         Jerome E. Hass                                        xx                                 xx
         Katerine L. MacWilliams                               xx                                 xx
         James J. McMonagle                                    xx                                 xx
         Richard C. O'Brien                                    xx                                 xx
         Larry Robinson                                        xx                                 xx
         Marsha Williams                                       xx                                 xx


* Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser. There are eight registered investment companies in the complex.

                        CERTAIN SHAREHOLDERS OF THE FUND

         As of February xx, 1999, officers and directors owned the following percentages of each of the Companies:

                                          Percentage of
                                          Outstanding Shares Owned
                                          ------------------------

Selected American Shares                    xx%

Selected Special Shares                     xx
Selected U.S. Government Income Fund        xx
Selected Daily Government Fund              xx

* indicates that officers and directors as a group owned less than 1% of the outstanding shares of the indicated shares.

         The following table sets forth, as of February xx, 1999 the name and holdings of each person known by the Companies to be a record owner of more than 5% of the outstanding shares any of the Selected Funds. Selected Funds are not aware of any shareholder that beneficially owns in excess of 25% of any Fund's total outstanding shares.

                                                            PERCENT OF
NAME AND ADDRESS                                        OUTSTANDING SHARES
----------------                                        ------------------

SELECTED AMERICAN SHARES

Xxxx
Xxxxx
Xxxx


SELECTED SPECIAL SHARES

xxxx
xxxx
xxxx


SELECTED U.S. GOVERNMENT INCOME FUND

Xxx
Xxx
Xxx

SELECTED DAILY GOVERNMENT FUND

Xxx
Xxx
Xxx


                          INVESTMENT ADVISORY SERVICES

         Davis Selected Advisers, L.P. (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser of each of the Selected Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is Chief Investment Officer of the Adviser and the controlling shareholder of the general 965815574partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Funds. Davis Distributors, LLC ("the Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Funds' shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs investment management, research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the 965815664Adviser. The Adviser also acts as investment adviser for Davis New York Venture Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., Davis International Series, Inc., (collectively, the "Davis Funds"), The Distributor also acts as the principal underwriter for the Davis Funds and the Selected Funds.

         ADVISORY AGREEMENT. Pursuant to Advisory Agreements, each Selected Fund pays the Adviser a fee according to a separate negotiated fee schedule.

          Selected American Shares pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.65% on the first $500 million; 0.60% on the next $500 million; 0.55% on the next $2 billion; 0.54% on the next $1 billion; 0.53% on the next $1 billion; 0.52% on the next $1 billion; 0.51% on the next $1 billion; and 0.50% of average net assets in excess of $7 billion.

         Selected Special Shares pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.70% on the first $50 million; 0.675% on the next $100 million; 0.65% of the next $100 million, and 0.60% on amounts over $250 million.

         Selected U.S. Government Income Fund pays the Adviser a flat fee at the annual rate of 0.50% of average net assets.


         Selected Daily Government Fund pays the Adviser a flat fee at the annual rate of 0.30% of average net assets.

         The aggregate advisory fees paid by each of the Selected Funds to the
Adviser:


                                                      for fiscal years ended December 31:
                                                     1998              1997             1996
                                                     ----              ----             ----
Selected American Shares                             $xxx              $xxx             xxx
Selected Special Shares                              xxx               xxx              xxx
Selected U.S. Government Income Fund                 xxx               xxx              xxx
Selected Daily Government Fund                       xxx               xxx              xxx



         These fees may be higher than that of most other mutual funds but is not necessarily higher than that paid by funds with similar objectives.

         Bramwell Capital Management, Inc., 745 Fifth Avenue, New York, New York, 10151 serves as Sub-Adviser to Selected Special Shares under a Sub-Advisory Agreement with the Adviser. The Sub-Adviser manages the day to day investment operations of Selected Special Shares, subject to the Adviser's overall supervision. All the fees paid to the Sub-Adviser are paid by the Adviser and not the Fund.

         The Adviser has also entered into Sub-Advisory Agreements with it wholly owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY") where DSA-NY performs research and other services for each Selected Fund on behalf of the Adviser. Under the Agreement, the Adviser pays all of DSA-NY' s direct and indirect costs of operation. All the fees paid to DSA-NY are paid by the Adviser and not the Fund.

         The Advisory Agreements also make provisions for portfolio transactions and brokerage policies of the Selected Funds which are discussed above under "Portfolio Transactions."

         In accordance with the provisions of the Investment Company Act of 1940, each Advisory Agreement and Sub-Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days' written notice by a Company's Board of Directors, the vote of the holders of a majority of the Funds outstanding shares, or the Adviser. The continuance of the Advisory Agreements and Sub-Advisory Agreements must be approved at least annually by the Funds Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreements or interested persons of any such party.

         Pursuant to the Advisory Agreements, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations, transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities 965816929laws. Each fund reimburses the Adviser for providing certain shareholder services. Such reimbursements are detailed below:


                                                     Fiscal year ended December 31
                                                     1998              1997             1996
Selected American Shares                             $xxx              $xxx             $xxx
Selected Special Shares                               xxxx             xxx              xxx
Selected U.S. Government Income Fund                 xxx               xxx              xxx
Selected Daily Income Fund                           xxx               xxx              xxx


         CODE OF ETHICS. The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel, other employees, and affiliates, with access to information regarding securities transactions of the Funds. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Adviser's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the fund has a pending buy or sell order, (ii) which the fund is considering buying or selling, or (iii) which the fund purchased or sold within seven calendar days.


                         DISTRIBUTION OF COMPANY SHARES

         DISTRIBUTION PLANS. Each of the Selected Funds have each adopted Distribution Plans under which each Fund pays the Distributor a fee of 0.25% of average daily net assets.966504436 The Distribution Plans were approved by the Funds' Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan are included in the operating expenses of the Funds.

         To the extent that any investment advisory fees paid by a Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Company shares within the meaning of Rule 12b-1, the Distribution Plans authorize the payment of such fees.

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plans are in effect, the Companies must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.


         THE DISTRIBUTOR. Davis Distributors, LLC, ("the Distributor"), 124 East Marcy, Santa Fe, New Mexico, 87501 is a wholly owned subsidiary of the Adviser and pursuant to a Distributing Agreement acts as principal underwriter of the funds shares on a continuing basis pursuant to a Distributing 965818002Agreement. Pursuant to the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the funds shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

         The Distributor has agreements with securities dealers and other persons (such as financial planners) for distributing shares of the Funds and/or providing services to shareholders. The Distributor may pay such firms negotiated service fees based upon the average net asset value of the Selected Funds for which representatives of the service providers are responsible and provide services.

         Shares of the Selected Funds may be sold through banks or bank-affiliated dealers. If it is determined that the Glass-Steagall Act (which limits the ability of a bank to be an underwriter of securities) prohibits banks or bank affiliates from selling shares of the Funds, there would be no material adverse effects on the Funds. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Selected Funds.

         As Selected Funds are sold without imposing front or back end sales charges, the Distributor does not collect sales charges on the sale of Fund shares:

         The Distributor received the following amounts as compensation under the Distribution plans.


                                                     Fiscal year ended December 31
                                                     1998              1997             1996
 Selected American Shares                            $xx               $xx              $xx
 Selected Special Shares                             xxx               xxx              xxx
 Selected U.S. Government Income Fund                xxx               xxx              xxx
 Selected Daily Government Fund                      xxx               xxx              xxx


XxxSharra, can we break out the 1998 expenses for service fees, prospectuses for non-shareholders, advertising, and other?


       FUND SUPERMARKETS. The Funds participate in various "Fund Supermarkets" in which a broker-dealer offers many mutual funds to the sponsor's clients without charging the clients a sales charge. The Funds pay the supermarket sponsor a negotiated fee for distributing the Funds' shares and for continuing services provided to their shareholders.

        A portion of the supermarket sponsor's fee (that portion related to sales, marketing, or distribution of Fund shares) is paid with fees authorized under the Distribution Plans.

       A portion of the supermarket sponsor's fee (that portion related to shareholder services such as new account set-up, shareholder accounting, shareholder inquires, transaction processing, and shareholder confirmations and reporting) is paid as a shareholder servicing fee of the Funds. The Funds would typically be paying these shareholder servicing fees directly, were it not that the supermarket sponsor holds all customer accounts in a single omnibus account with the Funds. The amount of shareholder servicing fees which the Funds may pay to supermarket sponsors may not exceed the lesser of (a) 1/10 of 1 percent of net assets held by such supermarket sponsors per year or (b) the shareholder servicing costs saved by the Funds with the omnibus account (determined in the reasonable judgement of the Adviser).

       If the supermarket sponsor's fees exceed the sum available from the Distribution Plans and shareholder servicing fees, then the Adviser pays the remainder out of its profits.

                       OTHER IMPORTANT SERVICE PROVIDERS

         CUSTODIAN. State Street Bank and Trust Company ("State Street" or "Custodian"), One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian of the Companies' assets. The Custodian maintains all of the instruments representing the Companies' investments and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits the Companies' assets in payment of the Fund's expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain fund accounting and transfer agent services.

         AUDITORS. KPMG LLP ("KPMG"), 707 17th St. Suite 2300, Denver, Colorado 80202, serves as independent auditors for each of the funds. The auditors consult on financial accounting and reporting matters, and meet with the Audit Committee of the Board of Directors. In addition, KPMG reviews federal and state income tax returns and related forms.

         COUNSEL. D'Ancona & Pflaum, 111 E. Wacker Drive, Suite 2800, Chicago, IL. 60601, serves as counsel to the Companies and also serves as counsel for those members of the Board of Directors who are not affiliated with the Adviser.


Section III: Purchase, Redeem and Exchanging Shares
---------------------------------------------------



                               PURCHASE OF SHARES

         Shares of the Funds may be purchased though a securities dealer having a sales agreement with the Distributor (a "Qualified Dealer") or directly form the Funds. No matter how you purchase your shares, you pay no sales load. You can open an account if you invest at least: $1,000 for a non-retirement plan account. or $250 for a retirement plan account.

         There are three ways that you may open an account:

1. BY MAIL. Fill out the Application Form included in this prospectus and mail it to our service provider, State Street Bank and Trust. Include a check made payable to SELECTED FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S. dollars. SELECTED FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

2. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for buying these shares.

3. BY WIRE. You may wire federal funds directly to our service provider, State Street Bank and Trust. Before you wire an initial investment, you must call Davis Distributors to let them know the fund you will be buying. After the initial wire purchase is made, you will need to fill out a Plan Adoption Agreement or Application Form and return it to State Street Bank and Trust. To ensure that the purchase is credited properly, follow these wire instructions:

                                    State Street Bank and Trust Company
                                    Boston, MA 02210
                                    Attn.: Mutual Fund Services
                                    [Name of Selected Fund that you are Buying]
                                    Shareholder Name
                                    Shareholder Account Number
                                    Federal Routing Number 011000028
                                    DDA Number 9904-606-2

         SUBSEQUENT INVESTMENTS. After your initial investment, you can make additional investments of at least $25. Simply mail a check payable to "The Selected Funds" to State Street Bank and Trust Company, c/o The Selected Funds, P.O. Box 8243, Boston, MA 02266-8243. For overnight delivery, please send your check to State Street Bank and Trust Company, c/o the Selected Funds, 2 Heritage Drive 5th Floor North Quincy, MA. 02171. Third party checks will not be accepted. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of the applicable fund. If you know your account number, you should also provide it to State Street.

         CERTIFICATES. The Companies do not issue certificates for shares unless you request a certificate each time you make a purchase. Certificates are not issued for accounts using the Automatic Withdrawal Plan. In no event, however, will Selected Daily Government Fund issue a certificate since all shares must be uncertificated to use the check writing or pre-designated account payment privileges. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Companies by State Street. You will receive a statement showing the details of the transaction and any other transactions you had during the current year each time you add to or withdraw from your account.

                                SPECIAL SERVICES

         PROTOTYPE RETIREMENT PLANS. The Distributor and certain qualified dealers have available prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model 403(b) and 457 plans for charitable, educational and governmental entities) sponsored by the Companies for corporations and self-employed individuals. The Distributor and certain qualified dealers also have prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs, including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Selected Funds as their investment vehicle. State Street acts as custodian or trustee for such plans, and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year-end from your account, unless you elect to pay the fee directly prior to such time.

         AUTOMATIC INVESTMENT PLAN. You may arrange for automatic monthly investing whereby State Street will be authorized to initiate a debit to your bank account of a specific amount (minimum $25) each month which will be used to purchase the Funds shares. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived, if pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 4th and 28th day of each month. After each automatic investment, you will receive a transaction confirmation, and the debit should be reflected on your next bank statement. You may terminate the Automatic Investment Plan at any time. If you desire to utilize this plan, you may use the appropriate designation on the Application Form.

         DIVIDEND DIVERSIFICATION PROGRAM. You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of one or more of the Selected Funds, subject to state securities law requirements and the minimum investment requirements. You must receive a current prospectus for the other fund or funds prior to investment. Shares will be purchased at the chosen fund's net asset value on the dividend payment date. A dividend diversification account must be in the same registration as the distributing fund account. All accounts established or utilized under this program must have a minimum initial value, and all subsequent investments must be at least $25. This program can be amended or terminated at any time, upon at least 60 days' notice. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

         TELEPHONE PRIVILEGE. Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE DISTRIBUTOR SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the

Companies may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we might have difficulty in accepting telephone requests, in which case you should contact us by mail.


                               EXCHANGE OF SHARES

         GENERAL. The exchange privilege is a convenient way to buy shares in other Selected Funds in order to respond to changes in your goals or in market conditions. If such goals or market conditions change, the Selected Funds offer a variety of investment objectives that includes common stock funds, a government bond fund, and a government money market fund. However, the Funds are intended as long-term investments and (other than Selected Daily Government
Fund) are not intended for short-term trades. The shares to be received upon exchange must be legally available for sale in your state. The net asset value of the initial shares being acquired must meet the required minimum of $1,000 unless such exchange is under the Automatic Exchange Program described below.

         Shares may be exchanged at relative net asset value without any additional charge.

         Before you decide to make an exchange, you must obtain a current Selected Funds prospectus. Read the prospectus carefully. If you decide to exchange your shares, contact your broker/dealer, the Distributor, or send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares." A medallion signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a medallion signature guarantee may be required. A medallion signature guarantee is a written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is (are) valid. Unfortunately, no other form of signature verification can be accepted. Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Selected Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

         The number of times you may exchange shares among the Selected Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of a fund during a twelve-month period are not permitted without the prior written approval of the Distributor. The Selected Funds reserve the right to terminate or amend the exchange privilege at any time upon 60 days' notice.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

         AUTOMATIC EXCHANGE PROGRAM. The Selected Funds also offer an automatic monthly exchange program. All accounts established or utilized under this program must have the same registration and a minimum initial value of at least $250. All subsequent exchanges must have a value of at least $25. Each month, shares will be simultaneously redeemed and purchased at the chosen fund's applicable price. If you would like to participate in this program, you may use the appropriate designation on the Application Form.


                              REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Companies, all or part of your shares at any time at net asset value. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Selected Funds, P.O. Box 8243, Boston, MA 02266-8243, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         If shares to be redeemed are represented by a certificate, the certificate must be signed by the owner or owners and must be sent to State Street with the request.

         For the protection of all shareholders, the Companies also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000, must be medallion signature guaranteed by an eligible guarantor institution, such as a securities broker-dealer, or a commercial bank. A medallion signature guarantee is also required in the event that any modification to the Companies' application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts, or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures, or if such guarantor is not a member or participant of a medallion signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A medallion signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any redemption delay by paying for your shares with a bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, If the Boards of Directors should decide to make payments other than in cash, redemptions could be paid in securities, valued at the value used in computing a fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds.

         Your shares may also be redeemed through participating dealers. Under this method, the Distributor repurchases the shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place repurchase request by telephone or wire. Your dealer may charge you a service fee or commission. No such charge is incurred if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         SELECTED DAILY GOVERNMENT FUND. You may request redemption of part or all of your in Selected Daily Government Fund by mail by sending your request to State Street Bank and Trust Company, c/o Selected Funds, P.O. Box 8243, Boston, MA 02266-8243. You may also redeem shares through the Check Writing Privilege or by Expedited Redemption Privilege to a pre-designated bank account. Normally, except for payment to a pre-designated bank account, State Street will send payment for Selected Daily Government Fund shares redeemed within three business days, but in no event, later than seven days, after receipt of a redemption request in proper form.

         SELECTED DAILY GOVERNMENT FUND CHECK WRITING PRIVILEGE. For Selected Daily Government Fund accounts other than retirement plans and IRAs, State Street will provide, upon request, forms of drafts to be drawn on your regular account that will clear through State Street. These drafts may be made payable to the order of any person in any amount not less than $100. When a draft is presented to State Street for payment, State Street will redeem a sufficient number of full and fractional shares in your account to cover the amount of the draft. This enables you to continue earning daily income dividends until the draft has cleared.

         If you elect to use this method of redemption, please so signify on the Check Writing Privilege Form. You will be subject to State Street's rules and regulations governing such drafts, including the right of State Street not to honor drafts in amounts exceeding the value of the regular account at the time they are presented for payment. Drafts in excess of the value of Selected Daily Government Fund regular account cannot be honored by redemption of any other Fund account. The Companies and State Street reserve the right to modify or terminate this service at any time.

         A shareholder may issue a "Stop Payment" on any draft by calling State Street at (800) 243-1575. The "Stop Payment" order will become effective if it is given on a timely basis pursuant to the "Stop Payment" rules in effect at State Street with respect to their regular checking accounts.

         EXPEDITED REDEMPTION PRIVILEGE. Expedited Redemption Privilege:
Investors with accounts other than prototype retirement plans and IRAs may instruct State Street to establish banking instructions for the purpose of a future expedited redemption. For Selected Daily Government Fund the proceeds may be sent by wire only if the amount is $5,000 or more. Expedited redemption privilege allows the shareholder to instruct State Street to forward redemption proceeds to their checking or savings account at the their commercial banking institution.

         Shareholders may establish expedited redemption privilege by (a) completion of the expedited redemption privilege section at the time the account is established, (b) written instruction signed by all shareholders with their signature medallion guaranteed, or (c) completion of the Selected Funds Account Service Form by all shareholders with their signature(s) medallion guaranteed. In each case, the shareholders must submit a copy of a voided check or encoded deposit slip. With the voided check or encoded deposit slip, State Street can verify the correct banking instructions.

         Once the expedited redemption privilege is established, proceeds may be sent via expedited redemption privilege by notifying Davis Distributors by
(a) telephone request from the registered shareholder(s) (b) telephone request from the registered representative of a Qualified Dealer, or (c) written request signed by the registered shareholder.

         Redemption proceeds may be delivered by federal funds wire or by Automated Clearing House (ACH). Proceeds delivered by federal funds wire should be received the business day following the redemption transaction. There is a $5.00 charge by State Street for federal funds wire service and the receiving bank may charge for this service. Proceeds delivered by ACH should be received within two business days following the redemption transaction. State Street does not charge for this service. Certain financial institutions may not accept proceeds by either of these methods except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System.

         If a shareholder seeks to use the check writing privilege or expedited redemption privilege to a pre-designated bank account to redeem Selected Daily Government Fund shares recently purchased by check (whether by regular or expedited method), the fund will refuse to accept telephone redemption requests when made and to honor redemption drafts when presented unless it is then reasonably assured of the collection of the check representing the purchase (normally up to 15 days after receipt of such check). This result can be avoided by investing by wire.

         MAINTENANCE FEES. To help relieve Selected Daily Government Fund's high cost of maintaining small accounts, there is a $10 charge imposed on all accounts whose net asset value has been reduced to less than $1,000. This charge is collected by redemption in December of each year and is paid to Selected Daily Government Fund.

         BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

                  The check can only be issued for up to $25,000;
                  The check can only be issued to the registered owner (who must be an individual);
                  The check can only be sent to the address of record; and Your current address of record must have been on file for 30 days.

         AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to State Street how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. On shares that are redeemed you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. You may terminate your Automatic Withdrawals Plan at any time without charge or penalty. The Companies reserve the right to terminate or modify the Automatic Withdrawals Plan at any time.

         INVOLUNTARY REDEMPTIONS. To relieve the Companies of the cost of maintaining uneconomical accounts, the Companies may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Companies will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.


Section IV:  General Information
--------------------------------


                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The Funds' net asset value per share is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total outstanding shares. The net asset value of each Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street is generally the value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts, or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         The Companies do not price their shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

         To the extend that the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time that their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share price. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank & Trust Company. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.

         Normally, the share price of Selected Daily Government Fund does not fluctuate. However, if there are unusually rapid changes in interest rates which in the Board's view cause a material deviation between amortized cost and market value, the Board will consider whether such conditions require taking any temporary action to maintain the normal fixed price or to prevent material dilution or other unfavorable results to shareholders. Such action could include withholding dividends, paying dividends out of surplus, realizing gains or losses or using market valuation.


                      YEAR 2000 AND EURO CONVERSION ISSUES

         Like all financial service providers, the Adviser, Sub-Adviser, Distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services (jointly the "Service Providers") utilize systems that may be affected by Year 2000 transition issues and/or by Euro Conversion issues.

         YEAR 2000 ISSUES. The services provided to the Funds and the shareholders by the Service Providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

         EURO CONVERSION ISSUES. Accurate pricing of the Companies' assets depends upon accurate valuation of securities denominated in foreign currencies. On January 1, 1999, eleven of the fifteen member states of the European Union converted to a common currency, the "euro." Conversion to the euro may present Service Providers with technical challenges to adapt information technology and other systems to accommodate euro-denominated transactions. The euro conversion also may affect market risk with respect to the foreign securities which the Companies invest in.

         Difficulties with Year 2000 or Euro Conversion issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and the Euro Conversion and expect that their systems, and those of other parties they deal with, will be adapted in time for these events. In addition, there can be no assurance that the companies which the Funds invest in will not experience difficulties with Year 2000 or Euro Conversion issues which may negatively effect the market value of those companies.


                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources of income, net income and realized capital gains made to you by the Funds. You will receive confirmation statements for dividends declared and shares purchased through reinvestment of dividends. You will also receive confirmations after each purchase and after each redemption. For tax purposes, information concerning distributions will be mailed annually to shareholders.

         SELECTED AMERICAN SHARES. Income dividends are normally paid quarterly. Distributions from any net realized capital gains are made annually.

         SELECTED SPECIAL SHARES. Income dividends and distributions from net realized capital gains, if any, are distributed annually.

         SELECTED U.S. GOVERNMENT INCOME FUND. Income dividends are paid monthly. You will receive confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Distributions from any net realized capital gain not offset by capital loss carryovers are distributed annually. Selected U.S. Government Income Fund declares distributions based on the Adviser's projections of estimated net investment income and net realized short-term gains. The amount of each distribution may differ from actual net investment income and gains determined in accordance with generally accepted accounting principles. Selected U.S. Government Income Fund at times may continue to pay distributions based on expectations of future investment results to provide stable distributions for its shareholders even though, as a result of temporary market conditions or other factors (including losses realized later in a fiscal year which have the effect of affecting previously realized gains), Selected U.S. Government Income Fund may have failed to achieve projected investment results for a given period. In such cases, Selected U.S. Government Income Fund's distributions may include a return of capital to shareholders. Shareholders who reinvest their distributions are largely unaffected by such returns of capital. In the case of shareholders who do not reinvest, a return of capital is equivalent to a partial redemption of the shareholder's investment.

         SELECTED DAILY GOVERNMENT FUND. Dividends from net income are declared daily on shares outstanding as of the close of business the preceding day and are paid monthly. You will receive monthly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Income for Saturdays, Sundays and holidays are accrued on Fridays. Dividends declared during each calendar month are paid on the last business day of the month. Shares earn dividends as of the first business day after the effective purchase date up through the date of redemption.

         ALL FUNDS. Information concerning distributions will be mailed to shareholders annually. Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and capital gain distributions reinvested. The reinvestment of dividends and distributions is made at net asset value (without any sales charge) on the dividend payment date. Upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.


                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Funds and their shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effect of federal, state, and local taxes on any investment in the Funds.

         The Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code (the "965886950Code"), and if so qualified, will not be liable for federal income tax to the extent its earnings are distributed, except in respect to realization of the "built-in gains" as described below. If, for any calendar year, the distribution of earnings required under the Code exceeds the amount distributed, an excise tax, equal to 4% of the excess, will be imposed on the applicable fund. The Funds intend to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared. A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during that period, then the loss is treated as a long-term capital loss to the extent of such distribution.


                                PERFORMANCE DATA

         From time to time, the Funds may advertise information regarding their performance. These performance figures are based upon historical results and are not intended to indicate future performance.

CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN

         The cumulative total return and the average annual total return (each is defined below) with respect to each Fund for the periods indicated below is as follows:


                                                                   Cumulative                Average Annual
For the Period ended December 31, 1998                             Total Return 1            Total Return 2
--------------------------------------                             -------------             -------------
Selected American Shares
   One year                .............................................x.xx%                    x.xx%
   Five years              ...........................................xxx.xx%                    xx.xx%
   Ten years               ...........................................xxx.xx%                    xx.xx%
    Period from 05/01/93 (when the Adviser assumed management)  ......xxx.xx%                    xx.xx%

Selected Special Shares
   One year                .............................................x.xx%                    x.xx%
   Five years              ...........................................xxx.xx%                    xx.xx%
   Ten years               ...........................................xxx.xx%                    xx.xx%
    Period from 05/01/93 (when the Adviser assumed management)  ......xxx.xx%                    xx.xx%

Selected U.S. Government Income Fund
   One year                .............................................x.xx%                    x.xx%
   Five years              ...........................................xxx.xx%                    xx.xx%
   Ten years               ...........................................xxx.xx%                    xx.xx%
    Period from 05/01/93 (when the Adviser assumed management)  ......xxx.xx%                    xx.xx%

Selected Daily Government Fund
   One year                .............................................x.xx%                    x.xx%
   Five years              ...........................................xxx.xx%                    xx.xx%
   Ten years               ...........................................xxx.xx%                    xx.xx%
    Period from 05/01/93 (when the Adviser assumed management)  ......xxx.xx%                    xx.xx%



1 "Cumulative Total return" is a measure of a fund's performance encompassing all elements of return. Total return reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. Total return is determined by assuming a hypothetical investment at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period and subtracting the amount of the original investment, and by dividing the original investment. This calculated amount is then expressed as a percentage by multiplying by 100. Periods of less than one year are not annualized.

2 "Average annual total return" represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio. Average annual total return is calculated separately for each Fund in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

                Where:            P =     hypothetical initial payment of $1,000

                                  T =     average annual total return

                                  n =     number of years

                                  ERV     = ending redeemable value at the
                                          end of the period of a hypothetical
                                          $1,000 payment made at the
                                          beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.


30 DAY SEC YIELD

         The 30 Day SEC Yield (defined below) for shares of shares of Selected U.S. Government Income Fund for the period ended December 31, 1998 was xx.xx%

         "30 Day SEC Yield" is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission. 30 Day SEC Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  30 Day SEC Yield = 2 [(a - b + 1) 6 - 1]
                                         -----
                                          cd

Where:            a =      dividends and interest earned during the period.

                  b =      expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.


         Selected U.S. Government Income Fund's 30-Day SEC Yield will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

         CURRENT AND EFFECTIVE YIELDS. The current and effective yields for Selected Daily Government Fund for the seven day period ended December, 1998 was x.xx% and x.xx% respectively.

         Yield quotations are calculated in accordance with the following formulas:

                           Current Yield = [(C-D) - BV] x (365/7)

                           Effective Yield = [ [ [ (C-D) - BV] + 1]365/7] - 1

                           C  = Net change (excluding capital change in value
                                of hypothetical account with balance of one share at beginning of seven-day period).

                           D  = Deductions charged to hypothetical account.

                           BV = Value of hypothetical account at beginning
                                of seven-day period for which yield is quoted.

         Selected Daily Government Fund's Current and Effective Yields will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

OTHER FUND STATISTICS

         In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications. Any given performance comparison should not be considered representative of the Fund's performance for any future period.

         In advertising and sales literature the Funds may publish various statistics describing its investment portfolio such as the Funds' average Price to Book and Price to Earnings ratios, beta, alpha, R-squared, standard deviation, etc.

         The Funds' Annual Report and Semi-Annual report contain additional performance information and will be made available upon request and without charge by calling Selected Funds toll-free at 1-800-243-1575, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.


                                    APPENDIX

                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements as their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments, or of maintenance of other terms of the contract over any longer period of time, may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from 'A' for the highest quality to 'D' for the lowest. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment. Within the 'A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

                                   FORM N-1A

                                     JOINT
                              PART C OF FORM N-1A
                                      FOR
                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.
                      SELECTED CAPITAL PRESERVATION TRUST

                         SELECTED AMERICAN SHARES, INC.
        POST-EFFECTIVE AMENDMENT NO. 80 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-10699
                                      AND
           AMENDMENT NO. 28 UNDER THE INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-51


                         SELECTED SPECIAL SHARES, INC.
        POST-EFFECTIVE AMENDMENT NO. 53 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-27514
                                      AND
           AMENDMENT NO. 29 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-1550


                      SELECTED CAPITAL PRESERVATION TRUST
        POST-EFFECTIVE AMENDMENT NO. 22 UNDER THE SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT NO. 33-15807
                                      AND
           AMENDMENT NO. 24 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-5240

                                     PART C

                               OTHER INFORMATION
                               -----------------

SELECTED AMERICAN SHARES ("SAS")
SELECTED SPECIAL SHARES ("SSS")
SELECTED CAPITAL PRESERVATION TRUST ("SCPT")



    Item 23.  Exhibits:
              ---------
              (a)(1)    Articles of Incorporation (SAS). Articles of
                        Incorporation, incorporated by reference to Exhibit (1)
                        to Post-Effective Amendment No. 68 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-10699.

              (a)(2)    Articles of Incorporation (SSS). Articles of
                        Incorporation, incorporated by reference to Exhibit (1)
                        (a) to Post-Effective Amendment No. 40 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-27514.

              (a)(3) Amended Declaration of Trust (SCPT). Amended Declaration of Trust, incorporated by reference to Exhibit (1) to Pre-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A, File No. 33-15807.

              (b)(1)* By-laws (SAS, SSS). Joint Amended and Restated Bylaws as of October 30, 1998, filed herein.

              (b)(2)*   By-laws (SCPT). Amended and Restated Bylaws as of
                        October 30, 1998, filed herein.

              (c) Instruments Defining Rights of Security Holders. Not applicable.

              (d)(1)    Investment Advisory Contracts (SAS). Management
                        Agreement dated May 1, 1993, incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 71 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 2-10699.

              (d)(2) Sub-Advisory Agreement (SAS) Sub-Advisory Agreement dated December 1, 1996, incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 78 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 2-10699.


                                       2

              (d)(3)    Investment Advisory Contracts (SSS). Management
                        Agreement dated May 1, 1993, incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 43 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 2-27514.

              (d)(4)    Sub-Advisory Agreement (SSS). Davis Selected Advisers
                        -NY, Inc. Sub-Advisory Agreement dated December 1, 1996, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 50 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-27514.

              (d)(5)    Sub-Advisory Agreement (SSS) Bramwell Capital
                        Management, Inc. Sub-Advisory Agreement dated November
                        1, 1994, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 47 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-27514.

              (d)(6)    Investment Advisory Contracts (SCPT) Management
                        Agreement dated May 1, 1993, incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 33-15807.

              (d)(7)    Sub-Advisory Agreement (SCPT) Sub-Advisory Agreement
                        Dated December 1, 1996, incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 20 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 33-15807.

              (e)(1)    Underwriting Contracts (SAS). Distribution Services
                        Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective Amendment No. 71 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-10699.

              (e)(2)    Underwriting Contracts (SSS). Distribution Services
                        Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective Amendment No. 43 to Registrant's
                        Registration Statement on Form N-1A, File No. 2-27514.

              (e)(3)    Underwriting Contracts (SCPT). Distribution Services
                        Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A, File No. 33-15807.

              (f)       Bonus or Profit Sharing Contracts. Not applicable.


                                       3

              (g)(1)    Custodian Agreements (SAS). Custody Agreement dated
                        November 25, 1991, incorporated by reference to Exhibit
                        (8) (a) to Post-Effective Amendment No. 69 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 2-10699.

              (g)(2)    Custodian Agreements (SSS). Custody Agreement dated
                        November 25, 1991, incorporated by reference to Exhibit
                        (8) (a) to Post-Effective Amendment No. 41 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 2-27514.

              (g)(3)    Custodian Agreements (SCPT). Custody Agreement dated
                        November 25, 1991, incorporated by reference to Exhibit
                        (8) (a) to Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A, File
                        No. 33-15807.

              (h)(1)    Other Material Contracts (SAS). Transfer Agency and
                        Service Agreement dated November 25, 1991, incorporated by reference to Exhibit (8) (b) to Post-Effective
                        Amendment No. 69 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (h)(2)    Other Material Contracts (SSS). Transfer Agency and
                        Service Agreement dated November 25, 1991, incorporated by reference to Exhibit (8) (b) to Post-Effective
                        Amendment No. 41 to Registrant's Registration Statement on Form N-1A, File No. 2-27514.

              (h)(3)    Other Material Contracts (SCPT). Transfer Agency and
                        Service Agreement dated November 25, 1991, incorporated by reference to Exhibit (8) (b) to Post-Effective
                        Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

              (i)**     Legal Opinion. Opinion and Consent of Counsel, (D'Ancona
                        & Pflaum).

              (j)(1)**  Other Opinions. Consent of Current Auditors. KPMG Peat
                        Marwick LLP

              (j)(2)**  Consent of Former Auditors. Tait, Weller & Baker

              (k)       Omitted Financial Statements, incorporated from the
                        Annual Report.

              (l)       Initial Capital Agreements. Not Applicable

                                       4

              (m)(1) Rule 12b-1 Plan (SAS). Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective
                        Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (m)(2) Rule 12b-1 Plan (SSS). Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective
                        Amendment No. 43 to Registrant's Registration Statement on Form N-1A, File No. 2-27514.

              (m)(3) Rule 12b-1 Plan (SCPT). Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective
                        Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

              (n)       Financial Data Schedule. Not applicable

              (o)       Rule 18f-3 Plan. Not applicable

              (p)(1)*   Other Exhibits (SAS). Powers of Attorney of the
                        Registrant, Officers and Board of Directors of Selected
                        American Shares, Inc., appointing Sheldon Stein and
                        Arthur Don as attorneys-in-fact.

              (p)(2)*   Other Exhibits (SSS). Powers of Attorney of the
                        Registrant, Officers and Board of Directors of Selected
                        Special Shares, Inc., appointing Sheldon Stein and
                        Arthur Don as attorneys-in-fact.

              (p)(3)*   Other Exhibits (SCPT). Powers of Attorney of the
                        Registrant, Officers and Board of Directors of Selected
                        Capital Preservation Trust appointing Sheldon Stein and
                        Arthur Don as attorneys-in-fact.

                        *  Filed Herein

                        ** To be filed by amendment prior to being declared
                           effective.


Item 24.    Persons Controlled by or Under Common Control With Registrant
            -------------------------------------------------------------

            Not applicable

Item 25.    Indemnification
            ---------------

         SAS and SSS. Articles of Incorporation for SAS and SSS indemnify directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         In addition to the foregoing indemnification, SAS and SSS Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

         SCPT. Article V of the Amended Declaration of Trust of SCPT indemnifies trustees, officers and employees to the full extent permitted under Ohio law.

         SAS, SSS, and SCPT. In addition, directors, trustees and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

Item 26.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------

         Davis Selected Advisers, L.P. ("DSA ") and subsidiary companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Davis Distributors, L.L.C., a wholly owned subsidiary of DSA, is a registered broker-dealer. Davis Selected Advisers
- NY, Inc., another wholly owned subsidiary, provides investment management services to various registered and unregistered investment companies, pension plans, institutions and individuals.

         Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

SHELBY M.C. DAVIS, 4135 North Steers Head Road, Jackson Hole, WY 83001. Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to

Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc.

ANDREW A. DAVIS, 124 East Marcy Street, Santa Fe, NM 87501. Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.; Consultant to Capital Ideas, a private financial consultant.

CHRISTOPHER C. DAVIS, 609 Fifth Ave, New York, NY 10017. Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald, Roditi and Company, Ltd., an offshore investment management company.

KENNETH C. EICH , 124 East Marcy Street, Santa Fe, NM 87501. Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.965742481C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

GARY TYC, 124 East Marcy Street, Santa Fe NM 87501. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Venture Advisers, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Selected Advisers - NY, Inc.; Vice President, Treasurer, & Assistant Secretary of Davis Distributors, L.L.C. Former Vice President of Oppenheimer Management Corporation.

THOMAS D. TAYS, 124 East Marcy Street, Santa Fe NM 87501. Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc.

    Item 27.  Principal Underwriter
              ---------------------

         (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for SAS, SSS, and SCPT. Davis Distributors, LLC also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Series, Inc., and Davis International Series, Inc.

         (b)  Management of the Principal Underwriters:


NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES
BUSINESS ADDRESS                   UNDERWRITER                               WITH REGISTRANT
----------------                   -----------                               ---------------
Kenneth C. Eich                    President                                 Vice President
124 East Marcy Street
Santa Fe, NM 87501

Gary P. Tyc                        Vice President, Treasurer and None
124 East Marcy Street              Assistant Secretary


                                       7

Santa Fe, NM 87501

Thomas D. Tays                     Vice President and Secretary              Vice President and Secretary
124 East Marcy Street
Santa Fe, NM 87501

Russell O. Wiese                   Senior Vice President                     None
124 East Marcy Street
Santa Fe, NM 87501

Sharra Reed                        Assistant Treasurer                       Vice President, Treasurer and
124 East Marcy Street                                                        Assistant Secretary.
Santa Fe, NM 87501


         (c)      Not applicable.

Item 28.    Location of Accounts and Records
            --------------------------------

         Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the offices of SAS, SSS, and SCPT's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 29.    Management Services
            --------------------

            Not applicable

Item 30.    Undertakings
            ------------

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.
                      SELECTED CAPITAL PRESERVATION TRUST

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrants have caused these Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 26th day of February, 1999.

                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.
                         SELECTED CAPITAL PRESERVATON TRUST

                                              *By: /s/ Sheldon Stein
                                                  -----------------------------
                                                       Sheldon Stein
                                                       Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement for each of the Registrants has been signed below by the following persons in the capacities indicated.


              Signature                            Title                               Date
              ---------                            -----                               ----
     Shelby M.C. Davis*                 President, Chief Executive Officer      February 26, 1999
     ------------------
     Shelby M.C. Davis

     Sharra L. Reed*                    Principal Financial Officer
     ------------------                 and Treasurer                           February 26, 1999
     Sharra L. Reed


                                              *By: /s/ Sheldon Stein
                                                      -------------------------
                                                       Sheldon Stein
                                                       Attorney-in-Fact


*Sheldon Stein signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit (p) to Registrants' current Post-Effective Amendment number (SAS: 80;
SSS: 53; SCPT: 22) to Registrants' Registration Statements.

                                              /s/ Sheldon Stein
                                              ---------------------------------
                                              Sheldon Stein
                                              Attorney-in-Fact

                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.
                      SELECTED CAPITAL PRESERVATION TRUST

         Pursuant to the requirements of the Securities Act of 1933, these Registration Statements have been signed on February 26, 1999 by the following persons in the capacities indicated.


              Signature                                              Title
              ---------                                              -----

     William P. Barr*                                             Director
     -----------------------
     William P. Barr

     Floyd A. Brown*                                              Director
     -----------------------
     Floyd A. Brown

     Andrew A. Davis*                                             Director
     -----------------------
     Andrew A. Davis

     Christopher .C. Davis*                                       Director
     -----------------------
     Christopher C. Davis

     Jerome E. Hass*                                              Director
     -----------------------
     Jerome E. Hass

     Katherine L. MacWilliams*                                    Director
     -----------------------
     Katherine L. MacWilliams

     James J. McMonagle*                                          Director
     -----------------------
     James J. McMonagle

     Richard C. O'Brien*                                          Director
     -----------------------
     Richard C. O'Brien

     Larry J.B. Robinson*                                         Director
     -----------------------
     Larry J.B. Robinson

     Marsha Williams*                                             Director
     -----------------------
     Marsha Williams


*Sheldon Stein signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (p) to Registrants' current Post-Effective Amendment number (SAS: 80; SSS: 53; SCPT: 22) to Registrants' Registration Statements.

                                               /s/ Sheldon Stein
                                               -----------------
                                               Sheldon Stein
                                               Attorney-in-Fact

                         SELECTED AMERICAN SHARES, INC.

                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned constitutes and appoints Sheldon R. Stein and Arthur Don, and each of them, as the undersigned's attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any post-effective amendments to the registration statement under the Securities Act of 1933 (Registration No. 2-10699) and/or the Investment Company Act of 1940 (Registration No. 811-51), whether on Form N-1A or any successor forms thereof, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and all other applicable state or federal regulatory authorities. Each of the undersigned hereby ratifies and confirms all that each of the aforenamed attorneys-in-fact, or his substitute or substitutes, may do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the date listed below.

REGISTRANT:

Selected American Shares, Inc. (Registrant)



By:      James J. McMonagle                           Date:    July 31, 1998
   ----------------------------------------                -----------------
         James J. McMonagle
         Chairman of the Board of Directors


OFFICERS:


Shelby M.C. Davis                                     Date:    July 31, 1998
-------------------------------------------                -----------------
Shelby M.C. Davis
President


Sharra L. Reed                                        Date:    July 31, 1998
-------------------------------------------                -----------------
Sharra L. Reed
Treasurer, Chief Financial Officer and
Chief Accounting Officer

DIRECTORS:


William P. Barr                                       Date:    July 31, 1998
------------------------------------                       -----------------
William P. Barr.


Floyd A. Brown                                        Date:    July 31, 1998
------------------------------------                       -----------------
Floyd A. Brown


Andrew A. Davis                                       Date:    July 31, 1998
------------------------------------                       -----------------
Andrew A. Davis


Christopher C. Davis                                  Date:    July 31, 1998
------------------------------------                       -----------------
Christopher C. Davis


Jerome E. Hass                                        Date:    July 31, 1998
------------------------------------                       -----------------
Jerome E. Hass


Katherine L. MacWilliams                              Date:    July 31, 1998
------------------------------------                       -----------------
Katherine L. MacWilliams


James J. McMonagle                                    Date:    July 31, 1998
------------------------------------                       -----------------
James J. McMonagle


Richard O'Brien                                       Date:    July 31, 1998
------------------------------------                       -----------------
Richard O'Brien


Larry Robinson                                        Date:    July 31, 1998
------------------------------------                       -----------------
Larry Robinson


Marsha Williams                                       Date:    July 31, 1998
------------------------------------                       -----------------
Marsha Williams

                         SELECTED SPECIAL SHARES, INC.

                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned constitutes and appoints Sheldon R. Stein and Arthur Don, and each of them, as the undersigned's attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any post-effective amendments to the registration statement under the Securities Act of 1933 (Registration No. 2-27514) and/or the Investment Company Act of 1940 (Registration No. 811-1550), whether on Form N-1A or any successor forms thereof, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and all other applicable state or federal regulatory authorities. Each of the undersigned hereby ratifies and confirms all that each of the aforenamed attorneys-in-fact, or his substitute or substitutes, may do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the date listed below.

REGISTRANT:

Selected Special Shares, Inc. (Registrant)


By:      James J. McMonagle                          Date:    July 31, 1998
   --------------------------------                       -----------------
         James J. McMonagle
         Chairman of the Board
         of Directors


OFFICERS:


Shelby M.C. Davis                                    Date:    July 31, 1998
-----------------------------------                       -----------------
Shelby M.C. Davis
President


Sharra L. Reed                                       Date:    July 31, 1998
-----------------------------------                       -----------------
Sharra L. Reed
Treasurer, Chief Financial Officer and
Chief Accounting Officer

DIRECTORS:


William P. Barr                                       Date:    July 31, 1998
------------------------------------                       -----------------
William P. Barr.


Floyd A. Brown                                        Date:    July 31, 1998
------------------------------------                       -----------------
Floyd A. Brown


Andrew A. Davis                                       Date:    July 31, 1998
------------------------------------                       -----------------
Andrew A. Davis


Christopher C. Davis                                  Date:    July 31, 1998
------------------------------------                       -----------------
Christopher C. Davis


Jerome E. Hass                                        Date:    July 31, 1998
------------------------------------                       -----------------
Jerome E. Hass


Katherine L. MacWilliams                              Date:    July 31, 1998
------------------------------------                       -----------------
Katherine L. MacWilliams


James J. McMonagle                                    Date:    July 31, 1998
------------------------------------                       -----------------
James J. McMonagle


Richard O'Brien                                       Date:    July 31, 1998
------------------------------------                       -----------------
Richard O'Brien


Larry Robinson                                        Date:    July 31, 1998
------------------------------------                       -----------------
Larry Robinson


Marsha Williams                                       Date:    July 31, 1998
------------------------------------                       -----------------
Marsha Williams

                      SELECTED CAPITAL PRESERVATION TRUST

                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned constitutes and appoints Sheldon R. Stein and Arthur Don, and each of them, as the undersigned's attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any post-effective amendments to the registration statement under the Securities Act of 1933 (Registration No. 33-15807) and/or the Investment Company Act of 1940 (Registration No. 811-5240), whether on Form N-1A or any successor forms thereof, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and all other applicable state or federal regulatory authorities. Each of the undersigned hereby ratifies and confirms all that each of the aforenamed attorneys-in-fact, or his substitute or substitutes, may do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the date listed below.

REGISTRANT:

Selected Capital Preservation Trust (Registrant)


By:      James J. McMonagle                             Date:    July 31, 1998
   -------------------------------------                     -----------------
         James J. McMonagle
         Chairman of the Board of Directors


OFFICERS:


Shelby M.C. Davis                                       Date:    July 31, 1998
----------------------------------------                     -----------------
Shelby M.C. Davis
President


Sharra L. Reed                                          Date:    July 31, 1998
----------------------------------------                     -----------------
Sharra L. Reed
Treasurer, Chief Financial Officer and Chief Accounting Officer

DIRECTORS:


William P. Barr                                       Date:    July 31, 1998
------------------------------------                       -----------------
William P. Barr.


Floyd A. Brown                                        Date:    July 31, 1998
------------------------------------                       -----------------
Floyd A. Brown


Andrew A. Davis                                       Date:    July 31, 1998
------------------------------------                       -----------------
Andrew A. Davis


Christopher C. Davis                                  Date:    July 31, 1998
------------------------------------                       -----------------
Christopher C. Davis


Jerome E. Hass                                        Date:    July 31, 1998
------------------------------------                       -----------------
Jerome E. Hass


Katherine L. MacWilliams                              Date:    July 31, 1998
------------------------------------                       -----------------
Katherine L. MacWilliams


James J. McMonagle                                    Date:    July 31, 1998
------------------------------------                       -----------------
James J. McMonagle


Richard O'Brien                                       Date:    July 31, 1998
------------------------------------                       -----------------
Richard O'Brien


Larry Robinson                                        Date:    July 31, 1998
------------------------------------                       -----------------
Larry Robinson


Marsha Williams                                       Date:    July 31, 1998
------------------------------------                       -----------------
Marsha Williams

-------------------------------------------------------------------------------
                         AMENDED AND RESTATED BYLAWS OF

                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.

                           (REVISED OCTOBER 30, 1998)

-------------------------------------------------------------------------------

                         AMENDED AND RESTATED BYLAWS OF

                         SELECTED AMERICAN SHARES, INC.
                         SELECTED SPECIAL SHARES, INC.

                           (REVISED OCTOBER 30, 1998)


                                   ARTICLE I
                                   ---------
                                  STOCKHOLDERS
                                  ------------

         SECTION 1. Place of Meeting. All meetings of the stockholders shall be held at the principal office of the Corporation in the State of Maryland or at such other place within or without the State of Maryland as may from time to time be designated by the Board of Directors and stated in the notice of meeting.

         SECTION 2. Annual Meetings. Annual meetings shall not be required to be held in any year unless the election of Directors is required to be acted upon under the Investment Company Act of 1940 (hereinafter, the "1940 Act"). An annual meeting shall be held in accordance with the 1940 Act in the event that less than a majority of the Directors then in office were elected by the vote of stockholders. Any annual meeting may be called (i) by the Board of Directors, or (ii) if required by the 1940 Act, by the President solely for the purposes of electing Directors and considering the ratification of the independent public accountant selected by the Board of Directors to audit the financial statements of the Corporation. Annual meetings called by the President may consider other business which is proposed by the President and properly brought before such meetings; provided, however, that specific matters other than election of Directors and ratification of selection of accountants may be placed on the agenda of the meeting solely with the approval of a majority of the entire Board of Directors.

         SECTION 3. Special Meetings. Special meetings of stockholders may be called by the President or the Board of Directors, and shall be called upon the written request of stockholders holding at least twenty-five percent (25%) of the votes entitled to be cast at the meeting. A request by stockholders for a meeting shall state the purpose of the meeting and the matters proposed to be acted upon. Unless requested by stockholders entitled to cast a majority of all the votes entitled to be cast at the meeting, a special meeting need not be called to consider any matter which is substantially the same as a matter voted on at any special meeting of the stockholders held during the preceding 12 months. Upon receipt of such written request, the secretary shall inform the stockholders who make the request of the reasonably estimated cost of preparing and mailing a notice of the meeting, and on payment of these costs to the corporation, shall notify each stockholder entitled to notice of the meeting.

         SECTION 4. Notice of Meetings of Stockholders. Not less than ten days' and not more than ninety days' written or printed notice of every meeting of stockholders, stating the time and place thereof (and the general nature of the business proposed to be transacted at any special meeting), shall be given to each stockholder entitled to vote thereat and each other stockholder entitled to notice of the meeting by leaving the same with him or at his residence or usual place of business or by mailing it, postage prepaid, and addressed to him or at his address as it appears upon the books of the Corporation.

         No notice of the time, place or purpose of any meeting of stockholders need be given to any stockholder who attends in person or by proxy or to any stockholder who, in writing executed and filed with records of the meeting, either before or after the holding thereof, waives such notice.

         SECTION 5. Closing of Transfer Books and Record Dates. The Board of Directors may fix the time, not exceeding twenty days preceding the date of any meeting of stockholders, any vote at a meeting, any dividend payment date or any date for the allotment of rights, during which the books of the Corporation shall be closed against transfers of stock. If such books are closed for the purpose of determining stockholders entitled to notice of or to vote at a meeting of stockholders, such books shall be closed for at least ten days immediately preceding such meeting. In lieu of providing for the closing of the books against transfers of stock as aforesaid, the Board of Directors may fix, in advance, a date, not exceeding ninety days and not less than ten days preceding the date of any meeting of stockholders, and not exceeding ninety days preceding any dividend payment date or any date for the allotment of rights, as a record date for the determination of the stockholders entitled to notice of or to vote at such meeting, or entitled to receive such dividends or rights, as the case may be; and only stockholders of record on such date shall be entitled to notice of and to vote at such meeting or to receive such dividends or rights, as the case may be.

         SECTION 6. Quorum and Adjournment of Meetings. The presence in person or by proxy of the holders of record of a majority of all of the votes entitled to be cast thereat shall constitute a quorum at all meetings of the stockholders. If at any meeting of the stockholders there shall be less than a quorum present, the stockholders present at such meeting may, without further notice, adjourn the same from time to time until a quorum shall attend, but no business shall be transacted at any such adjourned meeting except such as might have been lawfully transacted had the meeting not been adjourned.

         SECTION 7. Voting and Inspectors. At all meetings of stockholders every stockholder of record entitled to vote shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock standing in the stockholder's name on the books of the Corporation irrespective of the Series or Class thereof.


         All elections shall be had and all questions decided by a majority of the votes cast at a duly constituted meeting, except as otherwise provided in the Articles of Incorporation or in these Bylaws or by specific statutory provision, including requirements for approval of any matters by the provisions of the 1940 Act.

         At any election of Directors, the Board of Directors prior thereto may, or if they have not so acted, the Chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the votes entitled to be cast at such election shall, appoint at least one inspector of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspector at such election with strict impartiality and according to the best of his or her ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed such Inspector.

         The Chairman of the meeting may cause a vote by ballot to be taken upon any election or matter, and such vote shall be taken upon the request of the holders of ten percent (10%) of the votes entitled to be cast at such election or on such matter.

         SECTION 8. Conduct of Stockholders' Meetings. The meetings of the stockholders shall be presided over by the President or, if the President shall not be present, by a Vice President or, if neither the President nor any Vice President is present, by a chairman to be elected at the meeting. The Secretary of the Corporation, if present, shall act as Secretary of such meeting or, if the Secretary is not present, an Assistant Secretary shall so act; if neither the Secretary nor an Assistant Secretary is present, then the meeting shall elect its Secretary.


         SECTION 9. Concerning Validity of Proxies, Ballots, Etc. At every meeting of the stockholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the secretary of the meeting, who shall decide all questions touching the qualification of voters, the validity of the proxies, and the acceptance or rejection of votes, unless inspectors of election shall have been appointed as provided in Section 7, in which event such inspectors of election shall decide all such questions.

         SECTION 10. Consents. Whenever stockholders are required or permitted to take any action by vote, such action may be taken without a meeting if the following are filed with the records of stockholders meetings: (a) a unanimous written consent which sets forth the action and is signed by each stockholder entitled to vote on the matter, and (b) a written waiver of any right to dissent signed by each stockholder entitled to notice of the meeting but not entitled to vote at it.

                                   ARTICLE II
                                   ----------
                               BOARD OF DIRECTORS
                               ------------------

         SECTION 1. Number, Vacancies and Tenure. The Directors may, at any time when the stockholders are not assembled in meeting, establish, increase or decrease the number of seats on the Board of Directors by majority vote of the entire Board of Directors; provided, that after the first annual meeting the number of Directors shall never be less than three (3) nor more than fifteen
(15). The number of Directors may not be decreased so as to affect the term of any incumbent Director. Except as hereinafter provided, (i) if the number of Directors is increased, the additional Directors to fill the vacancies thus created may be elected by majority vote of the entire Board of Directors, and
(ii) any vacancy occurring for any other cause may be filled by a majority of the remaining Directors, even if such majority is less than a quorum. No vacancy may be filled for any cause whatsoever unless, immediately after the filling of such vacancy, at least two-thirds of the entire Board of Directors shall have been elected by the stockholders of the Corporation. A Director shall hold office until his successor is elected and qualified, or until such Director's earlier death, resignation, retirement or removal; provided, however, that if a Director was not elected to office by a vote of stockholders, the term of such Director shall, in any event, end as of the date of the next annual meeting of stockholders which is required to be held pursuant to Article I, Section 1 of these Bylaws following such Director's election to office. Such a Director may be a candidate for election to office at such annual meeting and, if elected at such meeting, shall serve for the indefinite term specified above.

         SECTION 2. Mandatory Retirement of Directors. A Director shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-five (75).

         SECTION 3. Removal. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

         SECTION 4. Place of Meeting. The Directors may hold their meetings, have one or more offices, and keep the books of the Corporation outside the State of Maryland, at any office or offices of the Corporation or at any other place as they may from time to time by resolution determine, or in the case of meetings, as they may from time to time by resolution determine or as shall be specified or fixed in the respective notices or waivers of notice thereof.

         SECTION 5. Regular Meetings. Regular meetings of the Board of Directors shall be held at such time and on such notice, if any, as the Directors may from time to time determine.

         SECTION 6. Special Meetings. Special meetings of the Board of Directors may be held from time to time upon call of the President or two or more of the Directors, by oral or telegraphic or written notice (including written notice transmitted electronically) duly served on or sent or mailed to each Director not less than five days before such meeting. No notice need be given to any Director who attends in person or to any Director who, in writing executed and filed with the records of the meeting either before or after the holding thereof, waives such notice. Such notice or waiver of notice need not state the purpose or purposes of such meeting.


         SECTION 7. Quorum. A majority of the Directors then in office who are not "interested persons" of the Corporation under the 1940 Act shall constitute a quorum for the transaction of business, provided that a quorum shall in no case be less than two Directors. If at any meeting of the Board there shall be less than a quorum present, a majority of those present may adjourn the meeting from time to time until a quorum shall have been obtained. The act of the majority of the Directors present at any meeting at which there is a quorum shall be the act of the Directors, except as may be otherwise specifically provided by statute, by the Articles of Incorporation or by these Bylaws.

         SECTION 8. Executive Committee. The Board of Directors may, by the affirmative vote of a majority of the entire Board, elect from the Directors an Executive Committee to consist of such number of Directors, but not less than two, as the Board may from time to time determine. The

Board of Directors by such affirmative vote shall have power at any time to change the members of such Committee and may fill vacancies in the Committee by election from the Directors. When the Board of Directors is not in session, the Executive Committee shall have and may exercise any or all of the powers of the Board of Directors in the management of the business and affairs of the Corporation (including the power to authorize the seal of the Corporation to be affixed to all papers which may require it) except as provided by law and except the power to increase or decrease the size of, or fill vacancies on, the Board, to remove or appoint executive officers or to dissolve or change the permanent membership of the Executive Committee, and the power to make or amend the Bylaws of the Corporation. The Executive Committee may fix its own rules of procedure, and may meet, when and as provided by such rules or by resolution of the Board of Directors, but in every case the presence of a majority shall be necessary to constitute a quorum. In the absence of any member of the Executive Committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint a member of the Board of Directors to act in the place of such absent member.


         SECTION 9. Other Committees. The Board of Directors, by the affirmative vote of a majority of the entire Board, may appoint other committees which shall in each case consist of such number of members, and shall have and may exercise such powers as the Board may determine in the resolution appointing them. A majority of all members of any such committee may determine its action, and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the members and powers of any such committee, to fill vacancies, and to discharge any such committee.

         SECTION 10. Informal Action by Directors and Committees. Any action required or permitted to be taken at any meeting of the Board of Directors or any committee thereof may be taken without a meeting, if a written consent to such action is signed by all members of the Board, or of such committee, as the case may be, and if such consent is filed with the minutes of proceedings of the Board, or of such committee, as the case may be.

         SECTION 11. Compensation of Directors. Directors shall be entitled to receive such compensation from the Corporation for their services as may from time to time be voted by the Board of Directors.

                                  ARTICLE III
                                  -----------
                                    OFFICERS
                                    --------

         SECTION 1. Executive Officers. The executive officers of the Corporation shall be chosen by the Board of Directors. These shall include a President, one or more Vice Presidents (the number thereof to be determined by the Board of Directors), a Secretary and a Treasurer. The Board of Directors or the Executive Committee may also in its discretion appoint a Chairman of the Board of Directors, Assistant Secretaries, Assistant Treasurers, and other officers, agents and employees, who shall have such authority and perform such duties as the Board or the Executive Committee may determine. The Board of Directors may fill any vacancy which may occur in any office. Two or more offices, except those of President and Vice President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required to be executed, acknowledged or verified by two or more officers.


         SECTION 2. Term of Office. The term of office of all officers shall be one year. Any officer may be removed from office at any time with or without cause by the vote of a majority of the Board of Directors then in office, if the Board of Directors in its judgment finds that the best interests of the Corporation are served thereby.

         SECTION 3. Powers and Duties. The officers of the Corporation shall have such powers and duties as generally pertain to their respective offices, as well as such powers and duties as may from time to time be conferred by the Board of Directors or the Executive Committee.

                                   ARTICLE IV
                                   ----------
                                 CAPITAL STOCK
                                 -------------

         SECTION 1. Certificate of Shares. A stockholder shall, upon request, be entitled to a certificate for full shares of stock in such form not inconsistent with law as the Board of Directors shall determine.

         SECTION 2. Transfer of Shares. Shares of the Corporation shall be transferable on the books of the Corporation by the holder thereof in person or by the holder's duly authorized attorney-in-fact or legal representative upon presentation of proper instruments of assignment and transfer, with such proof of the authenticity of the signature and the capacity of the signator as the Corporation or its transfer agent may reasonably require. If certificates have been issued evidencing the ownership of the Shares to be transferred, such certificates must be surrendered and canceled before the transfer may be effected.

         SECTION 3. Stock Ledgers. The stock ledgers of the Corporation, containing the names and addresses of the stockholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a transfer agent, at the offices of the Transfer Agent of the Corporation.

         SECTION 4. Lost, Stolen or Destroyed Certificates. The Corporation may determine the conditions upon which a new certificate of stock of the Corporation of any class may be issued in place of a certificate which is alleged to have been lost, stolen or destroyed; and may require the owner of such certificate or his legal representative to give bond, with sufficient surety to the Corporation and each Transfer Agent, if any, to indemnify it and each Transfer Agent against any and all loss or claims which may arise by reason of the issue of a new certificate in the place of the one so lost, stolen or destroyed.

                                   ARTICLE V
                                   ---------
                                  FISCAL YEAR
                                  -----------

         The fiscal year of the Corporation shall begin on the first day of January and end on the thirty-first day of December in each year.

                                   ARTICLE VI
                                   ----------
                                INDEMNIFICATION
                                ---------------

         Each Director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation to the extent set forth in the Articles of Incorporation.

                                  ARTICLE VII
                                  -----------
                              AMENDMENT OF BYLAWS
                              -------------------

         The Bylaws of the Corporation may be altered, amended, added to or repealed by majority vote of the entire Board of Directors.

-------------------------------------------------------------------------------

                         AMENDED AND RESTATED BYLAWS OF
                      SELECTED CAPITAL PRESERVATION TRUST
                            (AN OHIO BUSINESS TRUST)

                           (REVISED OCTOBER 30, 1998)

-------------------------------------------------------------------------------

                         AMENDED AND RESTATED BYLAWS OF
                      SELECTED CAPITAL PRESERVATION TRUST
                            (AN OHIO BUSINESS TRUST)

                           (REVISED OCTOBER 30, 1998)


                                   ARTICLE I
                                   ---------
                              SHAREHOLDER MEETINGS
                              --------------------

         SECTION 1.1. Conduct of Shareholders' Meetings. The meetings of the shareholders shall be presided over by the President or, if the President shall not be present, by a Vice President or, if neither the President nor any Vice President is present, by a Chairman to be elected at the meeting. The Secretary of the Trust, if present, shall act as Secretary of such meeting or, if the Secretary is not present, an Assistant Secretary shall so act; if neither the Secretary nor an Assistant Secretary is present, then the meeting shall elect its Secretary.

         SECTION 1.2. Inspectors of Election. At any election of Trustees, the Trustees prior thereto may, or if they have not so acted, the Chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the votes entitled to be cast at such election shall, appoint at least one inspector of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspector at such election with strict impartiality and according to the best of his or her ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Trustee shall be appointed such Inspector.

         SECTION 1.3. Ballots. The Chairman of the meeting may cause a vote by ballot to be taken upon any election or matter, and such vote shall be taken upon the request of the holders of ten percent (10%) of the votes entitled to be cast at such election or on such matter.

         SECTION 1.4. Records at Shareholders Meetings. At each meeting of the shareholders there shall be open for inspection the minutes of the last previous annual or special meeting of shareholders of the Trust and a list of the shareholders of the Trust, certified to be true and correct by the Secretary or other proper agent of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be. Such list of shareholders shall contain the name of each shareholder in alphabetical order and the address and number of shares owned by such shareholder. Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are granted to shareholders of an Ohio business corporation or other applicable law including the 1940 Act.

         SECTION 1.5. Certain Solicitations by Shareholders. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent (1%) of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees shall within five business days after receipt of such application, inform such applicants as to the approximate cost of mailing to the shareholders of record the proposed communication and form of request. Upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, as determined by the Trustees, the Trustees shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust. Notwithstanding the foregoing, the Trustees may refuse to mail such material on the basis and in accordance with the procedures for refusing to mail such material to the extent set forth in the last two paragraphs of Section 16(c) of the Investment Company Act of 1940, or any substitute or replacement provisions therefor.

                                   ARTICLE II
                                   ----------
                                    TRUSTEES
                                    --------

         SECTION 2.1. Meetings of the Trustees. Meetings of the Trustees shall be held in accordance with Article II of the Declaration of Trust.

         SECTION 2.2. Executive Committee. The Trustees may, by the affirmative vote of a majority of the Trustees, elect from the Trustees an Executive Committee to consist of such number of Trustees, but not less than two, as the Trustees may from time to time determine. The Trustees by such affirmative vote shall have power at any time to change the members of such Committee and may fill vacancies in the Committee by election from the Trustees. When the Trustees are not in session, the Executive Committee shall have and may exercise any or all of the powers of the Trustees in the management of the business and affairs of the Trust, except as provided by law and except the power to increase or decrease the size of, or fill vacancies on, the Board of Trustees, to remove or appoint executive officers or to dissolve or change the permanent membership of the Executive Committee, and the power to make or amend the Bylaws of the Trust. The Executive Committee may fix its own rules of procedure, and may meet, when and as provided by such rules or by resolution of the Trustees, but in every case the presence of a majority shall be necessary to constitute a quorum. In the absence of any member of the Executive Committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint a Trustee to act in the place of such absent member.

         SECTION 2.3. Other Committees. The Trustees, by the affirmative vote of a majority of the Trustees, may appoint other committees which shall in each case consist of such number of members, and shall have and may exercise such powers as the Trustees may determine in the resolution appointing them. A majority of all members of any such committee may determine its action, and fix the time and place of its meetings, unless the Trustees shall otherwise provide. The Trustees shall have power at any time to change the members and powers of any such committee, to fill vacancies, and to discharge any such committee.

         SECTION 2.4. Mandatory Retirement of Trustees. A Trustee shall retire and cease being a Trustee at the close of business on the last day of the calendar year in which the Trustee attains age seventy-five (75).

         SECTION 2.5. Compensation of Trustees. Trustees shall be entitled to receive such compensation from the Trust for their services as may from time to time be voted by the Trustees.

                                  ARTICLE III
                                  -----------
                                    OFFICERS
                                    --------

         SECTION 3.1. Officers of the Trust. The officers of the Trust shall consist of a Chairman, a President, a Secretary, a Treasurer and such other officers or assistant officers, including a Vice Chairman and Vice Presidents, as may be elected by the Trustees. Any two or more of the offices may be held by the same person, except that the same person may not be both President and Secretary and no officer shall execute, acknowledge or verify any instrument in more than one capacity if such instrument is required to be executed, acknowledged or verified by two or more officers. The Trustees may designate any Vice President as an Executive Vice President and may designate the order in which the other Vice-Presidents may act. The Chairman and the Vice-Chairman, if any, shall be Trustees, but no other officer of the Trust need be a Trustee.

         SECTION 3.2. Term of Office. Unless a longer, shorter or indefinite term of office is provided by the Trustees for any officer or all officers, the term of office of all officers shall be one year. Any officer may be removed from office at any time with or without cause by the vote of a majority of the Trustees then in office, if the Trustees in their judgment find that the best interests of the Trust are served thereby.

         SECTION 3.3. Powers and Duties. The officers of the Trust shall have such powers and duties as generally pertain to their respective offices, as well as such powers and duties as may from time to time be conferred by the Trustees or the Executive Committee.

                                   ARTICLE V
                                   ---------
                                  FISCAL YEAR
                                  -----------

         The fiscal year of the Trust shall begin on the first day of January and end on the thirty-first day of December in each year.

                                   ARTICLE VI
                                   ----------
                         SHARES OF BENEFICIAL INTEREST
                         -----------------------------

         Shares shall be issued, recorded and transferred in accordance with
Article VI of the Declaration of Trust.

                                  ARTICLE VII
                                  -----------
                         AMENDMENT AND REPEAL OF BYLAWS
                         ------------------------------

         In accordance with the Declaration of Trust, the Trustees shall have the power to alter, amend or repeal the Bylaws or adopt new Bylaws at any time. Action by the Trustees with respect to the Bylaws shall be taken by an affirmative vote of a majority of the Trustees. The Trustees shall in no event adopt Bylaws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.

         The Declaration establishing Selected Capital Preservation Trust dated November 17, 1987, a copy of which, together with all amendments thereto, is on file in the principal business office of the Trust, provides that the name "Selected Capital Preservation Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of Selected Capital Preservation Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of said Selected Capital Preservation Trust but the Trust property only shall be liable.

February 24, 1999

Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      (1)      SELECTED AMERICAN SHARES, INC. ("SAS")
                  Registration Statement No. 2-10699; and
                  Registration No. 811-51

         (2)      SELECTED SPECIAL SHARES, INC. ("SSS")
                  Registration Statement No. 2-27514; and
                  Registration No. 811-1550

         (3)      SELECTED CAPITAL PRESERVATION TRUST ("SCPT")
                  Registration Statement No. 33-15807:and
                  Registration No. 811-5240

                  Referred to jointed as the "Selected Funds".

Dear Sir or Madam:

         On behalf of the Selected Funds, attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. (SAS:
80; SSS: 53; SCPT: 22) to the their Registration Statements on Form N-1A.

Reason for 485(a) Filing
------------------------

         These Post-Effective Amendments of existing funds are filed under Rule 485(a) because the prospectus and SAI have been rewritten to conform to new Form N-1A (as recently amended). For the foregoing reasons, this Post-Effective Amendment has not been marked to show changes.

Selective Review
----------------

         The Registrants request selective review. SAS, SSS, and SCPT must file separately as they are separate registrants. However, they share a single prospectus, SAI, and Part C. The Registrants hereby request selective review as their registration statements are identical in all material respects.

         The Registrant requests an effective date of May 1, 1999. Which is 60 or more days from the date of filing.

         Questions regarding this filing should be directed to me at
(505)820-3055, or in my absence to Sheldon R. Stein at (312)580-2014 or, to Christina Giorgio at (312)580-6176.


                                                     Very truly yours,


                                                     /s/Thomas Tays
                                                     Thomas Tays